Appendix 4 Additional Information on Financial Debt (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Summary of Bank Loans by Currency and Maturity

 Bank loans by currency and contractual maturity as of December 31, 2017, 2016 and January 1 2016, are as follows:

            - Summary of bank loans by currency and maturity

					Current			Non-Current
		Effective	Nominal	Secured /	Maturity			Maturity
Country	Currency	Interest Rate	Interest Rate	Unsecured	One to three months	Three to twelve months	Total Current 12/31/2017	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12/31/2017
					ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Peru	US$	3.34%	3.23%	Unsecured	8,859	1,265	10,124	422	-	-	-	-	422
Peru	PS$	5.43%	5.32%	Unsecured	22,268	27471	49,739	-	-	-	-	-	-
Colombia	US$	1.90%	1.88%	Unsecured	35,414	-	35,414	-	-	-	-	-	-
Colombia	CP	7.28%	7.10%	Unsecured	13,030	17,085	30,115	88,625	64,963	15,459	13,623	20,434	203,104
Brazil	US$	3.80%	3.83%	Unsecured	7,595	37076	44,671	407,459	293,720	53,532	30,856	5,762	791,329
Brazil	R$	11.86%	10.84%	Unsecured	56,245	110,629	166,874	61,436	17,302	87,643	2,086	1,464	169,931

Total					143,411	193,526	336,937	557,942	375,985	156,634	46,565	27,660	1,164,786

					Current			Non-Current
		Effective	Nominal	Secured /	Maturity			Maturity
Country	Currency	Interest Rate	Interest Rate	Unsecured	One to three months	Three to twelve months	Total Current 12/31/2016	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12/31/2016
					ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Peru	US$	2.88%	2.79%	Unsecured	1,441	25,968	27,409	27,048	421	-	-	-	27,469
Peru	PS$	5.64%	5.53%	Unsecured	3,324	-	3,324	47,590	-	-	-	-	47,590
Argentina	Arg $	36.74%	32.50%	Unsecured	-	1,251	1,251	-	-	-	-	-	-
Colombia	CP	8.49%	8.21%	Unsecured	6,006	68,261	74,267	21,743	89,070	72,078	15,916	27,021	225,828
Brazil	US$	3.61%	3.60%	Unsecured	981	-	981	38,398	76,092	-	-	2,778	117,268
Brazil	R$	11.84%	11.56%	Unsecured	45,650	83,338	128,988	112,758	101,837	49,686	35,055	11,134	310,470

Total					57,402	178,818	236,220	247,537	267,420	121,764	50,971	40,933	728,625

					Current			Non-Current
		Effective	Nominal	Secured /	Maturity			Maturity
Country	Currency	Interest Rate	Interest Rate	Unsecured	One to three months	Three to twelve months	Total Current 01/01/2016	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 01/01/2016
					ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Peru	US$	3.54%	2.40%	Unsecured	37,528	3,990	41,518	5,320	27,103	422	-	-	32,845
Peru	PS$	5.61%	5.20%	Unsecured	17,901	-	17,901	2,934	32,276	-	-	-	35,210
Argentina	US$	9.09%	13.13%	Unsecured	5,491	-	5,491	1,522	-	-	-	-	1,522
Argentina	Arg $	21.74%	37.06%	Unsecured	3,792	6,773	10,565	53,732	-	-	-	-	53,732
Colombia	CP	8.32%	6.46%	Unsecured	46,368	107,650	154,018	42,480	12,803	12,803	12,803	38,410	119,299
Brazil	R$	9.61%	14.53%	Unsecured	12,737	22,670	35,407	-	42,480	42,480	-	-	84,960

Total					123,817	141,083	264,900	105,988	114,662	55,705	12,803	38,410	327,568

Summary of Identification of Bank Borrowings by Company
             - Identification of bank borrowings by company

Appendix 4, letter a), shows the estimated future cash flows (undiscounted) that the Group will have to disburse to settle the bank loans detailed above.

										December 31, 2017
Taxpayer			Taxpayer				Effective	Nominal	Amortization	Current			Non Current
ID No.	Company	Country	ID No.	Financial Institution	Country	Currency	Interest Rate	Interest Rate		Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
										ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Río S.A. ( ex Ampla Energía S.A.)	Brazil	Foreign	Citibank	Brazil	US$	4.13%	4.12%	At Maturity	778	37,076	37,854	-	-	-	-	-	-
Foreign	Enel Distribución Río S.A. ( ex Ampla Energía S.A.)	Brazil	Foreign	Banco Santander	Brazil	US$	3.37%	3.36%	At Maturity	708	-	708	75,938	-	-	-	-	75,938
Foreign	Enel Distribución Río S.A. ( ex Ampla Energía S.A.)	Brazil	Foreign	Bndes	Brazil	R$	10.57%	10.51%	Monthly	20,080	32,334	52,414	39,121	31,839	22,490	4,410	2,989	100,849
Foreign	Enel Distribución Río S.A. ( ex Ampla Energía S.A.)	Brazil	Foreign	Banco Itau	Brazil	US$	4.29%	4.28%	At Maturity	1,594	-	1,594	-	-	75,512	-	-	75,512
Foreign	Enel Distribución Río S.A. ( ex Ampla Energía S.A.)	Brazil	Foreign	Bndes	Brazil	R$	10.83%	9.86%	Monthly	966	6,894	7,860	31,042	31,042	31,042	26,446	-	119,572
Foreign	Codensa	Colombia	Foreign	Bank of Tokyo	Colombia	CP$	8.49%	8.32%	At Maturity	1,626	-	1,626	66,996	-	-	-	-	66,996
Foreign	Codensa	Colombia	Foreign	Bank of Tokyo	Colombia	CP$	9.01%	8.82%	At Maturity	-	279	279	-	54,266	-	-	-	54,266
Foreign	Codensa	Colombia	Foreign	Banco de Bogota S.A.	Colombia	CP$	7.72%	7.46%	Quarterly	836	2,462	3,298	722	-	-	-	-	722
Foreign	Codensa	Colombia	Foreign	Banco AV Villas	Colombia	CP$	7.50%	7.26%	Quarterly	424	1,256	1,680	368	-	-	-	-	368
Foreign	Codensa	Colombia	Foreign	Banco Popular	Colombia	CP$	7.45%	7.25%	Quarterly	277	628	905	556	-	-	-	-	556
Foreign	Codensa	Colombia	Foreign	Banco Popular	Colombia	CP$	7.44%	7.24%	Quarterly	536	1,256	1,792	1,452	-	-	-	-	1,452
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	6.21%	6.07%	Quarterly	112	245	357	282	71	-	-	-	353
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	6.10%	5.97%	Quarterly	91	212	303	242	61	-	-	-	303
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	5.96%	5.83%	Quarterly	46	117	163	132	33	-	-	-	165
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	6.21%	6.07%	Quarterly	197	407	604	466	233	-	-	-	699
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	6.07%	5.94%	Quarterly	121	268	389	304	152	-	-	-	456
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	6.03%	5.90%	Quarterly	109	259	368	291	145	-	-	-	436
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	6.72%	6.56%	Quarterly	322	628	950	695	695	174	-	-	1,564
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	6.86%	6.69%	Quarterly	180	294	474	330	330	165	-	-	825
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	6.75%	6.59%	Quarterly	259	456	715	505	505	253	-	-	1,263
Foreign	Codensa	Colombia	Foreign	Banco Agrario	Colombia	CP$	7.15%	6.97%	Quarterly	899	1,507	2,406	1,661	1,661	1,246	-	-	4,568
Foreign	Chinango S.A.C.	Perú	Foreign	Banco de Credito del Perú	Perú	US$	3.15%	3.05%	Quarterly	8,422	-	8,422	-	-	-	-	-	-
Foreign	Chinango S.A.C.	Perú	Foreign	Bank Of Nova Scotia	Perú	US$	3.52%	3.40%	Quarterly	437	1,265	1,702	422	-	-	-	-	422
Foreign	Enel Cien S.A. (EX Cien S.A.)	Brazil	Foreign	Bndes	Brazil	R$	9.35%	8.84%	Monthly	419	1,216	1,635	1,621	811	-	-		2,432
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Banco Itaú Brasil	Brazil	R$	12.17%	11.28%	Annually	15,766	-	15,766	15,094	-	-	-	-	15,094
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Banco do Brasil	Brazil	R$	10.29%	10.14%	Annually	795	45,280	46,075	22,640	-	-	-	-	22,640
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Banco do Nordeste	Brazil	R$	7.85%	7.70%	Monthly	1,630	4,808	6,438	1,603	-	-	-	-	1,603
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Bndes	Brazil	R$	10.79%	10.66%	Monthly	8,891	15,359	24,250	20,478	16,491	12,131	2,086	1,464	52,650
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Banco do Brasil	Brazil	US$	4.67%	4.66%	At Maturity	27	-	27	-	-	-	-	2,773	2,773
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco de Interbank	Perú	PS$	5.83%	5.71%	At Maturity	6,624	-	6,624	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	5.10%	5.01%	At Maturity	29	4,630	4,659	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	5.10%	5.01%	At Maturity	47	7,717	7,764	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	5.10%	5.01%	At Maturity	35	7,407	7,442	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	5.10%	5.01%	At Maturity	33	7,717	7,750	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Santander	Perú	PS$	6.35%	6.20%	At Maturity	15,500	-	15,500	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	BBVA Colombia	Colombia	CP$	9.43%	9.21%	At Maturity	5,160	5,024	10,184	10,050	5,024	10,048	10,050	15,074	50,246
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco de Bogota	Colombia	CP$	9.85%	9.62%	At Maturity	1,835	1,787	3,622	3,573	1,787	3,573	3,573	5,360	17,866
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco de Crédito del perú	Colombia	US$	1.90%	1.88%	At Maturity	35,414	-	35,414	-	-	-	-	-	-
Foreign	Enel Green Power Volta Grande	Brazil	Foreign	BNP PARIBAS	Brazil	US$	3.24%	3.22%	At Maturity	1,158	-	1,158	261,358	-	-	-	-	261,358
Foreign	CELG Distribuição S.A.	Brazil	Foreign	Banco Daycoval (75272/2014)	Brazil	R$	14.99%	13.59%	Monthly	653	650	1,303	-	-	-	-	-	-
Foreign	CELG Distribuição S.A.	Brazil	Foreign	BCV - Banco de Crédito e Varejo (1310/2015)	Brazil	R$	15.86%	12.91%	Monthly	1,782	587	2,369	-	-	-	-	-	-
Foreign	CELG Distribuição S.A.	Brazil	Foreign	BCV - Banco de Crédito e Varejo (1360/2015)	Brazil	R$	15.86%	12.91%	Monthly	5,263	3,501	8,764	-	-	-	-	-	-
Foreign	CELG Distribuição S.A.	Brazil	Foreign	ITAÚ 4131 CELG	Brazil	US$	4.02%	4.05%	Bi-Annually	1,533	-	1,533	-	75,513	-	-	-	75,513
Foreign	CELG Distribuição S.A.	Brazil	Foreign	ITAÚ 4131 CELG	Brazil	US$	3.67%	4.02%	Bi-Annually	1,398	-	1,398	-	94,998	-	-	-	94,998
Foreign	CGTF Endesa Fortaleza	Brazil	Foreign	Banco Citibank	Brazil	US$	2.98%	2.96%	At Maturity	399	-	399	-	60,328	-	-	-	60,328
Total										143,411	193,526	336,937	557,942	375,985	156,634	46,565	27,660	1,164,786

		Country		Financial Institution	Country	Currency			Amortization	December 31, 2016
Taxpayer			Taxpayer				Effective	Nominal		Current			Non Current
ID No.	Company		ID No.				Interest Rate	Interest Rate		Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
										ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Citibank	Brazil	US$	3.53%	3.52%	At Maturity	294	-	294	38,398	-	-	-	-	38,398
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Banco Santander	Brazil	US$	2.85%	2.85%	At Maturity	661	-	661	-	76,092	-	-	-	76,092
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	BNDES	Brazil	R$	11.67%	11.40%	Monthly	17,535	38,694	56,229	45,560	39,527	32,201	22,776	7,524	147,588
Foreign	Codensa	Colombia	Foreign	Bank of Tokyo	Colombia	CP$	8.49%	8.32%	At Maturity	1,597	-	1,597	-	66,445	-	-	-	66,445
Foreign	Codensa	Colombia	Foreign	Bank of Tokyo	Colombia	CP$	9.01%	8.82%	At Maturity	264	-	264	-	-	53,821	-	-	53,821
Foreign	Codensa	Colombia	Foreign	Banco de Bogota	Colombia	CP$	9.46%	9.08%	Quarterly	849	2,682	3,531	2,698	814	-	-	-	3,512
Foreign	Codensa	Colombia	Foreign	Banco AV Villas	Colombia	CP$	9.24%	8.87%	Quarterly	433	1,363	1,796	1,374	415	-	-	-	1,789
Foreign	Codensa	Colombia	Foreign	Banco Popular	Colombia	CP$	9.13%	8.77%	Quarterly	249	700	949	640	623	-	-	-	1,263
Foreign	Codensa	Colombia	Foreign	Banco Popular	Colombia	CP$	9.20%	8.83%	Quarterly	452	1,448	1,900	1,167	1,661	-	-	-	2,828
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	7.73%	7.47%	Quarterly	96	274	370	211	324	81	-	-	616
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	7.85%	7.58%	Quarterly	77	240	317	177	280	70	-	-	527
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	7.66%	7.40%	Quarterly	39	133	172	55	154	77	-	-	286
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	7.73%	7.47%	Quarterly	162	463	625	321	538	269	-	-	1,128
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	7.85%	7.58%	Quarterly	99	309	408	204	355	177	-	-	736
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	7.74%	7.48%	Quarterly	88	302	390	104	343	257	-	-	704
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	8.49%	8.18%	Quarterly	219	785	1,004	330	623	831	415	-	2,199
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	8.39%	8.08%	Quarterly	125	362	487	151	389	389	194	-	1,123
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	8.51%	8.19%	Quarterly	174	574	748	215	602	602	301	-	1,720
Foreign	Codensa	Colombia	Foreign	Banco Agrario	Colombia	CP$	8.91%	8.57%	Quarterly	586	1,926	2,512	586	1,993	1,993	1,495	-	6,067
Foreign	Chinango S.A.C.	Perú	Foreign	Banco de Credito del Perú	Perú	US$	2.64%	2.56%	Quarterly	356	845	1,201	25,365	-	-	-	-	25,365
Foreign	Chinango S.A.C.	Perú	Foreign	Bank Of Nova Scotia	Perú	US$	3.70%	3.57%	Quarterly	636	1,874	2,510	-	-	-	-	-	-
Foreign	Chinango S.A.C.	Perú	Foreign	Bank Of Nova Scotia	Perú	US$	3.52%	3.40%	Quarterly	449	1,262	1,711	1,683	421	-	-	-	2,104
Foreign	Enel Cien S.A.	Brazil	Foreign	Bndes	Brazil	R$	9.85%	9.54%	Monthly	428	1,225	1,653	1,633	1,633	816	-	-	4,082
Foreign	Enel Distribución Ceará (ex Coelce S.A.)	Brazil	Foreign	Banco Itaú Brasil	Brazil	R$	15.55%	15.19%	Annually	17,247	-	17,247	15,347	15,347	-	-	-	30,694
Foreign	Enel Distribución Ceará (ex Coelce S.A.)	Brazil	Foreign	Banco do Brasil	Brazil	R$	14.81%	14.51%	Annually	1,450	23,021	24,471	23,021	23,021	-	-	-	46,042
Foreign	Enel Distribución Ceará (ex Coelce S.A.)	Brazil	Foreign	Banco do Nordeste	Brazil	R$	7.85%	7.71%	Monthly	1,679	4,889	6,568	6,519	1,630	-	-	-	8,149
Foreign	Enel Distribución Ceará (ex Coelce S.A.)	Brazil	Foreign	Bndes	Brazil	R$	11.33%	11.01%	Monthly	7,311	15,509	22,820	20,678	20,678	16,668	12,279	3,610	73,913
Foreign	Enel Distribución Ceará (ex Coelce S.A.)	Brazil	Foreign	Banco do Brasil	Brazil	US$	4.44%	4.44%	Bi-Annually	27	-	27	-	-	-	-	2,778	2,778
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Bank Nova Scotia	Perú	US$	1.65%	1.62%	At Maturity	-	21,987	21,987	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco de Interbank	Perú	PS$	6.90%	6.73%	Quarterly	3,015	-	3,015	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco de Interbank	Perú	PS$	5.83%	5.71%	Quarterly	137	-	137	6,246	-	-	-	-	6,246
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	5.10%	5.01%	Quarterly	25	-	25	4,462	-	-	-	-	4,462
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	5.10%	5.01%	Quarterly	40	-	40	7,436	-	-	-	-	7,436
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	5.10%	5.01%	Quarterly	29	-	29	7,139	-	-	-	-	7,139
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	5.10%	5.01%	Quarterly	27	-	27	7,436	-	-	-	-	7,436
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Santander	Perú	PS$	6.35%	6.20%	Quarterly	51	-	51	14,872	-	-	-	-	14,872
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	BBVA Colombia	Colombia	CP$	9.43%	9.21%	At Maturity	214	9,967	10,180	9,967	9,967	9,967	9,967	19,933	59,801
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco de Bogota	Colombia	CP$	9.46%	9.24%	At Maturity	76	3,544	3,620	3,544	3,544	3,544	3,544	7,088	21,264
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	The Bank Of Tokyo	Colombia	CP$	7.02%	6.90%	At Maturity	207	43,189	43,395	-	-	-	-	-	-
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Banco Galicia	Argentina	AR$	36.07%	32.00%	At Maturity	-	301	301	-	-	-	-	-	-
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Banco Itaú Argentina	Argentina	AR$	38.61%	34.00%	At Maturity	-	138	138	-	-	-	-	-	-
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Banco Santander Río	Argentina	AR$	33.57%	30.00%	At Maturity	-	85	85	-	-	-	-	-	-
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Banco Supervielle	Argentina	AR$	43.80%	38.00%	At Maturity	-	134	134	-	-	-	-	-	-
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Citibank	Argentina	AR$	33.57%	30.00%	At Maturity	-	444	444	-	-	-	-	-	-
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	ICBC Argentina	Argentina	AR$	34.81%	31.00%	At Maturity	-	150	150	-	-	-	-	-	-
Total										57,403	178,819	236,220	247,539	267,419	121,763	50,971	40,933	728,625

					Country				Amortization	January 1, 2016
Taxpayer			Taxpayer				Effective	Nominal		Current			Non Current
ID No.	Company	Country	ID No.	Financial Institution		Currency	Interest Rate	Interest Rate		Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
										ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Banco do Brasil	Brazil	R$	13.58%	13.71%	At Maturity	-	565	565	10,935	10,935	10,935	-	-	32,805
Foreign	Chinango S.A.C.	Perú	Foreign	Banco de Credito del Perú	Perú	US$	2.64%	2.56%	Quarterly	344	847	1,191	1,130	25,416	-	-	-	26,546
Foreign	Chinango S.A.C.	Perú	Foreign	Bank Of Nova Scotia	Perú	US$	3.70%	3.57%	Quarterly	645	1,878	2,523	2,504	-	-	-	-	2,504
Foreign	Chinango S.A.C.	Perú	Foreign	Bank Of Nova Scotia	Perú	US$	3.52%	3.40%	Quarterly	462	1,265	1,727	1,687	1,687	422	-	-	3,796
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Banco Itaú Brasil	Brazil	R$	15.55%	15.19%	Annually	-	1,590	1,590	12,618	12,618	12,618	-	-	37,854
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Banco do Brasil	Brazil	R$	14.81%	14.51%	Annually	-	20,516	20,516	18,927	18,927	18,927	-	-	56,781
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Banco Santander	Brazil	R$	13.80%	15.76%	Otra	12,737	-	12,737	-	-	-	-	-	-
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Bank Nova Scotia	Perú	US$	1.65%	1.62%	At Maturity	36,076	-	36,076	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco de Interbank	Perú	PS$	6.90%	6.73%	Quarterly	41	-	41	2,934	-	-	-	-	2,934
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco de Interbank	Perú	PS$	5.83%	5.71%	Quarterly	134	-	134	-	6,162	-	-	-	6,162
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	5.10%	5.01%	Quarterly	21	-	21	-	4,401	-	-	-	4,401
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	5.10%	5.01%	Quarterly	34	-	34	-	7,335	-	-	-	7,335
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	5.10%	5.01%	Quarterly	22	-	22	-	7,043	-	-	-	7,043
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	5.10%	5.01%	Quarterly	20	-	20	-	7,335	-	-	-	7,335
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco de Interbank	Perú	PS$	5.17%	5.07%	Quarterly	17,630	-	17,630	-	-	-	-	-	-
Foreign	Edesur S.A.	Argentina	Foreign	Banco Provincia de Buenos Aires	Argentina	AR$	35.36%	30.67%	Monthly	117	-	117	-	-	-	-	-	-
Foreign	Edesur S.A.	Argentina	Foreign	Banco Santander Río	Argentina	AR$	45.20%	37.88%	Quarterly	239	386	625	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	BBVA Colombia	Colombia	CP$	9.43%	9.21%	At Maturity	191	4,723	4,914	9,445	9,445	9,445	9,445	28,335	66,115
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco de Bogota	Colombia	CP$	9.46%	9.24%	At Maturity	68	1,679	1,747	3,358	3,358	3,358	3,358	10,075	23,507
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	AV VILLAS	Colombia	CP$	6.06%	5.93%	At Maturity	15,544	-	15,544	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Citibank Colombia	Colombia	CP$	5.57%	6.01%	At Maturity	7,280	-	7,280	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	BBVA Colombia	Colombia	CP$	8.90%	8.61%	At Maturity	510	38,685	39,195	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco de Bogota	Colombia	CP$	6.84%	6.66%	At Maturity	18,660	-	18,660	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco de Crédito del perú	Colombia	PS$	5.87%	5.70%	At Maturity	-	28,611	28,611	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco de Crédito del perú	Colombia	PS$	5.93%	5.76%	At Maturity	-	19,023	19,023	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco de Crédito del perú	Colombia	PS$	5.65%	5.50%	At Maturity	-	14,732	14,732	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	The Bank Of Tokyo	Colombia	CP$	7.02%	6.90%	At Maturity	-	197	197	40,929	-	-	-	-	40,929
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco Davivienda	Colombia	CP$	6.30%	6.15%	At Maturity	4,114	-	4,114	-	-	-	-	-	-
Foreign	Enel Argentina S.A.	Argentina	Foreign	Citibank	Argentina	AR$	36.74%	34.00%	At Maturity	617	-	617	-	-	-	-	-	-
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Banco Galicia	Argentina	AR$	36.07%	32.00%	At Maturity	-	1,006	1,006	365	-	-	-	-	365
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Banco Itaú Argentina	Argentina	AR$	38.61%	34.00%	At Maturity	-	383	383	169	-	-	-	-	169
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Banco Santander Río	Argentina	AR$	33.57%	30.00%	At Maturity	-	255	255	105	-	-	-	-	105
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Banco Supervielle	Argentina	AR$	43.80%	38.00%	At Maturity	-	365	365	163	-	-	-	-	163
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Citibank	Argentina	AR$	33.57%	30.00%	At Maturity	-	1,200	1,200	537	-	-	-	-	537
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Credit Suisse International	Argentina	US$	14.84%	13.92%	Quarterly	1,713	-	1,713	-	-	-	-	-	-
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	ICBC Argentina	Argentina	AR$	34.81%	31.00%	At Maturity	-	410	410	182	-	-	-	-	182
Foreign	Enel Generación El Chocón S.A.	Argentina	Foreign	Banco Macro	Argentina	AR$	43.63%	38.45%	At Maturity	1,577	-	1,577	-	-	-	-	-	-
Foreign	Enel Generación El Chocón S.A.	Argentina	Foreign	Deutsche Bank	Argentina	US$	13.50%	12.86%	Quarterly	1,889	-	1,889	-	-	-	-	-	-
Foreign	Enel Generación El Chocón S.A.	Argentina	Foreign	Standard Bank	Argentina	US$	13.50%	12.86%	Quarterly	945	-	945	-	-	-	-	-	-
Foreign	Enel Generación El Chocón S.A.	Argentina	Foreign	Banco Itau	Argentina	US$	13.50%	12.86%	Quarterly	945	-	945	-	-	-	-	-	-
Foreign	Enel Generación El Chocón S.A.	Argentina	Foreign	Banco Santander - Sindicado IV	Argentina	AR$	34.58%	30.81%	Quarterly	286	637	923	-	-	-	-	-	-
Foreign	Enel Generación El Chocón S.A.	Argentina	Foreign	Banco Itau- Sindicado IV	Argentina	AR$	34.58%	30.81%	Quarterly	261	581	842	-	-	-	-	-	-
Foreign	Enel Generación El Chocón S.A.	Argentina	Foreign	Banco Galicia - Sindicado IV	Argentina	AR$	34.58%	30.81%	Quarterly	248	553	801	-	-	-	-	-	-
Foreign	Enel Generación El Chocón S.A.	Argentina	Foreign	Banco Hipotecario - Sindicado IV	Argentina	AR$	34.58%	30.81%	Quarterly	87	194	281	-	-	-	-	-	-
Foreign	Enel Generación El Chocón S.A.	Argentina	Foreign	Banco Ciudad -Sindicado IV	Argentina	AR$	34.58%	30.81%	Quarterly	37	83	120	-	-	-	-	-	-
Foreign	Enel Generación El Chocón S.A.	Argentina	Foreign	ICBC - Sindicado IV	Argentina	AR$	34.58%	30.81%	Quarterly	323	719	1,042	-	-	-	-	-	-
Total										123,817	141,083	264,900	105,988	114,662	55,705	12,803	38,410	327,568

Summary of Unsecured Liabilities by Currency and Maturity

The detail of Unsecured Liabilities by currency and maturity as of December 31, 2017, 2016 and January 1, 2016, is as follows:

      - Summary of unsecured liabilities by currency and maturity

				Current			Non-Current
		Nominal	Secured /	Maturity			Maturity
Country	Currency	Interest Rate	Unsecured	One to three months	Three to twelve months	Total Current 12/31/2017	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12/31/2017
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Chile	US$	5.30%	Unsecured	-	4,405	4,405	-	-	-	-	582,676	582,676
Chile	U.F.	5.75%	Unsecured	-	6,458	6,458	6,746	7,134	7,544	3,412	-	24,836
Peru	US$	6.59%	Unsecured	10,991	-	10,991	8,179	10,016	-	-	10,016	28,211
Peru	PS$	6.29%	Unsecured	3,648	2,615	6,263	66,364	40,127	30,867	35,497	221,594	394,449
Argentina	US$	0.00%	Unsecured	-	-	-	-	-	-	-	-	-
Argentina	AR$	0.00%	Unsecured	-	-	-	-	-	-	-	-	-
Colombia	US$	0.00%	Unsecured	-	-	-	-	-	-	-	-	-
Colombia	CP$	8.69%	Unsecured	37,900	160,745	198,645	253,473	110,856	337,987	190,818	653,190	1,546,324
Brazil	US$	0.00%	Unsecured	-	-	-	-	-	-	-	-	-
Brazil	R$	7.35%	Unsecured	1,437	43,466	44,903	-	180,184	52,152	52,602	44,909	329,847

		Total		53,976	217,689	271,665	334,762	348,317	428,550	282,329	1,512,385	2,906,343

				Current			Non-Current
		Nominal	Secured /	Maturity			Maturity
Country	Currency	Interest Rate	Unsecured	One to three months	Three to twelve months	Total Current 12/31/2016	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12/31/2016
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Chile	US$	5.30%	Unsecured	-	4,405	4,405	-	-	-	-	580,998	580,998
Chile	U.F.	5.75%	Unsecured	-	5,531	5,531	5,759	6,090	6,441	6,811	2,817	27,918
Peru	US$	6.59%	Unsecured	973	-	973	9,994	8,161	9,994	-	9,994	38,143
Peru	PS$	6.27%	Unsecured	16,116	30,627	46,743	-	63,949	38,667	29,744	217,994	350,354
Colombia	CP	10.16%	Unsecured	229,096	-	229,096	159,422	198,197	109,934	335,056	680,789	1,483,398
Brazil	R$	13.50%	Unsecured	14,258	157,902	172,160	142,529	72,486	-	-	-	215,015

		Total		260,443	198,465	458,908	317,704	348,883	165,036	371,611	1,492,592	2,695,826

				Current			Non-Current
		Nominal	Secured /	Maturity			Maturity
Country	Currency	Interest Rate	Unsecured	One to three months	Three to twelve months	Total Current 01/01/2016	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 01/01/2016
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Chile	US$	7.00%	Unsecured	-	252,834	252,834	-	-	-	-	858	858
Chile	U.F.	5.75%	Unsecured	-	4,812	4,812	4,994	5,281	5,585	5,906	8,586	30,352
Peru	US$	6.50%	Unsecured	1,444	20,029	21,473	-	10,014	8,178	10,014	10,014	38,220
Peru	PS$	6.44%	Unsecured	16,721	13,160	29,881	29,048	-	63,084	38,144	173,262	303,538
Colombia	CP	10.81%	Unsecured	84,675	-	84,675	176,638	151,071	113,937	75,832	776,917	1,294,395
Brazil	R$	15.64%	Unsecured	-	107,933	107,933	123,650	111,291	57,417	-	-	292,358

			Total	102,840	398,768	501,608	334,330	277,657	248,201	129,896	969,637	1,959,721

Summary of Secured and Unsecured Liabilities by Company
- Secured and unsecured liabilities by company

Taxpayer ID No.	Company	Country	Taxpayer ID No.	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Secured / Unsecured	December 31, 2017
										Current			Non Current
										Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
										ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Río S.A. ( ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 1ª Serie 19	Brazil	R$	7.87%	6.18%	No	492	-	492	-	180,184	-	-	-	180,184
Foreign	Codensa	Colombia	Foreign	B103	Colombia	CP$	9.90%	9.55%	No	147	26,799	26,946	-		-	-	-	-
Foreign	Codensa	Colombia	Foreign	Bonds B12-13	Colombia	CP$	9.12%	8.82%	No	736	-	736	-	-	-	-	64,765	64,765
Foreign	Codensa	Colombia	Foreign	Bonds B5-13	Colombia	CP$	8.20%	7.96%	No	624	60,853	61,477	-	-	-	-	-	-
Foreign	Codensa	Colombia	Foreign	Bonds B7-14	Colombia	CP$	7.80%	7.58%	No	90	-	90	-	-	61,972	-	-	61,972
Foreign	Codensa	Colombia	Foreign	Bonds E4-16	Colombia	CP$	7.70%	7.49%	No	105	-	105	-	30,148	-	-	-	30,148
Foreign	Codensa	Colombia	Foreign	Bonds E2-17	Colombia	CP$	7.04%	6.86%	No	232	-	232	53,597	-	-	-	-	53,597
Foreign	Codensa	Colombia	Foreign	Bonds E5-17	Colombia	CP$	7.39%	7.39%	No	5,457	-	5,457	-	-	-	90,445	-	90,445
Foreign	Codensa	Colombia	Foreign	Bonds E7-17	Colombia	CP$	6.46%	6.31%	No	278	-	278	-	-	-	-	66,996	66,996
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Itaú 2	Brazil	R$	9.46%	9.40%	No	568	43,467	44,035	-	-	-	-	-	-
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Itaú 1	Brazil	R$	7.64%	6.07%	No	282	-	282	-	-	52,152	52,602	44,909	149,663
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Itaú 2	Brazil	R$	9.33%	7.75%	No	94	-	94	-	-	-	-	-	-
Foreign	Enel Generación Perú S.A. (ex Edegel S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	6.41%	6.31%	No	-	12	12	-	-	-	7,717	-	7,717
Foreign	Enel Generación Perú S.A. (ex Edegel S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	6.38%	6.28%	No	238	-	238	7,717	-	-	-	-	7,717
Foreign	Enel Generación Perú S.A. (ex Edegel S.A.A.)	Perú	Foreign	Banco Continental	Perú	US$	6.44%	6.34%	No	274	-	274	-	-	-	-	10,016	10,016
Foreign	Enel Generación Perú S.A. (ex Edegel S.A.A.)	Perú	Foreign	Banco Continental	Perú	US$	7.93%	7.78%	No	283	-	283	8,179	-	-	-	-	8,179
Foreign	Enel Generación Perú S.A. (ex Edegel S.A.A.)	Perú	Foreign	Banco Scotiabank	Perú	US$	5.87%	5.78%	No	145	-	145	-	10,016	-	-	-	10,016
Foreign	Enel Generación Perú S.A. (ex Edegel S.A.A.)	Perú	Foreign	Banco Scotiabank	Perú	US$	6.57%	6.47%	No	10,290	-	10,290	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	AFP Prima	Perú	PS$	7.44%	7.30%	No	275	-	275	-	9,261	-	-	-	9,261
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	FCR - Macrofondo	Perú	PS$	5.56%	5.49%	No	303	-	303	-	-	-	15,433	-	15,433
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	FCR - Macrofondo	Perú	PS$	7.03%	6.91%	No	200	-	200	6,173	-	-	-	-	6,173
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Interseguro Cia de Seguros	Perú	PS$	6.28%	6.19%	No	-	166	166	-	-	-	12,347	-	12,347
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	6.06%	5.97%	No	130	-	130	-	-	-	-	15,433	15,433
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	6.50%	6.40%	No	-	111	111	-	15,433	-			15,433
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	5.00%	4.94%	No	-	91	91	-	-	-	-	12,347	12,347
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	5.13%	5.06%	No	341	-	341	-	-	-	-	15,433	15,433
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	5.72%	5.64%	No	-	230	230	-	-	-	-	30,867	30,867
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	7.28%	7.15%	No	281	-	281	-	-	-	-	10,958	10,958
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	6.75%	6.64%	No	368	-	368	-	15,433	-	-	-	15,433
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	7.38%	7.24%	No	-	159	159	-	-	-	-	18,520	18,520
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	6.78%	6.67%	No	-	459	459	-	-	30,867	-	-	30,867
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	6.34%	6.25%	No	-	59	59	-	-	-	-	18,520	18,520
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	5.84%	5.76%	No	-	90	90	30,867	-	-	-	-	30,867
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	6.34%	6.25%	No	-	444	444	-	-	-	-	24,693	24,693
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	6.13%	6.03%	No	603	-	603	21,607	-	-	-	-	21,607
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	8.13%	7.97%	No	-	502	502	-	-	-	-	21,607	21,607
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	6.09%	6.00%	No	909	-	909	-	-	-	-	30,867	30,867
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	6.00%	5.91%	No	-	291	291	-	-	-	-	22,349	22,349
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B09-09	Colombia	CP$	10.53%	10.05%	No	1,802	73,093	74,895	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B10	Colombia	CP$	10.40%	9.94%	No	732	-	732	53,617	-	-	-	-	53,617
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B12	Colombia	CP$	11.60%	11.02%	No	754	-	754	-	-	30,008	-	-	30,008
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B15	Colombia	CP$	10.73%	10.23%	No	262	-	262	-	-	-	-	18,592	18,592
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B6-13	Colombia	CP$	9.65%	9.25%	No	79	-	79	16,556	-	-	-	-	16,556
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B6-14	Colombia	CP$	8.78%	8.44%	No	347	-	347	-	36,827	-	-	-	36,827
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds exterior	Colombia	CP$	9.11%	9.11%	No	2,567	-	2,567	-	-	30,148	-	-	30,148
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds quimbo	Colombia	CP$	9.11%	9.11%	No	18,449	-	18,449	-	-	215,859	-	-	215,859
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B10	Colombia	CP$	8.04%	7.76%	No	387	-	387	-	-	-	-	100,429	100,429
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B10-14	Colombia	CP$	9.21%	8.84%	No	620	-	620	-	-	-	-	62,393	62,393
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B12-13	Colombia	CP$	10.44%	9.97%	No	631	-	631	-	-	-	-	121,522	121,522
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B15	Colombia	CP$	8.17%	7.88%	No	268	-	268	-	-	-	-	66,939	66,939
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B16-14	Colombia	CP$	9.54%	9.15%	No	562	-	562	-	-	-	-	54,471	54,471
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B6-13	Colombia	CP$	9.65%	9.25%	No	243	-	243	51,077	-	-	-	-	51,077
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B6-14	Colombia	CP$	8.78%	8.44%	No	413	-	413	-	43,881	-	-	-	43,881
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B3-16	Colombia	CP$	8.85%	8.51%	No	829	-	829	78,626	-	-	-	-	78,626
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B7-16	Colombia	CP$	10.11%	9.67%	No	1,184	-	1,184	-	-	-	-	97,083	97,083
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds E7-16	Colombia	CP$	7.38%	7.38%	No	102	-	102	-	-	-	100,373	-	100,373
94.271.00-3	Enel Américas S.A.	Chile	97.036.000-k	Bonds UF 269	Chile	U.F.	7.02%	5.75%	No	-	6,458	6,458	6,746	7,134	7,544	3,412	-	24,836
94.271.00-3	Enel Américas S.A.	Chile	Foreign	Yankee bonds Serie Única U.S. $ 600 millones	E.E.U.U.	US$	4.21%	4.00%	No	-	4,400	4,400	-	-	-	-	581,818	581,818
94.271.00-3	Enel Américas S.A.	Chile	Foreign	Yankee bonds 2026	E.E.U.U.	US$	7.76%	6.60%	No	-	5	5	-	-	-	-	858	858
Total										53,976	217,689	271,665	334,762	348,317	428,550	282,329	1,512,385	2,906,343

Taxpayer ID No.	Company	Country	Taxpayer ID No.	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Secured / Unsecured	December 31, 2016
										Current			Non Current
										Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
										ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 1ª Serie 17	Brazil	R$	14.87%	14.57%	No	93	15,347	15,440	-	-	-	-	-	-
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 1ª Serie 18	Brazil	R$	15.39%	15.04%	No	3,347	15,347	18,694	15,347	15,347	-	-	-	30,694
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 2ª Serie 26	Brazil	R$	15.68%	11.69%	No	2,292	26,960	29,252	26,960	-	-	-	-	26,960
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 2ª Serie 27	Brazil	R$	12.99%	10.00%	No	4,013	41,880	45,893	41,851	41,791	-	-	-	83,642
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 2ª Serie 28	Brazil	R$	15.39%	15.04%	No	3,347	15,347	18,694	15,347	15,347	-	-	-	30,694
Foreign	Codensa	Colombia	Foreign	B102 Tramo 1	Colombia	CP$	11.58%	11.10%	No	49,081	-	49,081	-	-	-	-	-	-
Foreign	Codensa	Colombia	Foreign	B102 Tramo 2	Colombia	CP$	11.58%	11.10%	No	81,649	-	81,649	-	-	-	-	-	-
Foreign	Codensa	Colombia	Foreign	B103	Colombia	CP$	11.84%	11.35%	No	174	-	174	26,578	-	-	-	-	26,578
Foreign	Codensa	Colombia	Foreign	Bonds B12-13	Colombia	CP$	11.05%	10.62%	No	878	-	878	-	-	-	-	64,233	64,233
Foreign	Codensa	Colombia	Foreign	Bonds B5-13	Colombia	CP$	10.11%	9.75%	No	758	-	758	60,352	-	-	-	-	60,352
Foreign	Codensa	Colombia	Foreign	Bonds B7-14	Colombia	CP$	9.70%	9.36%	No	110	-	110	-	-	-	61,462	-	61,462
Foreign	Codensa	Colombia	Foreign	Bonds E4-16	Colombia	CP$	7.70%	7.49%	No	104	-	104	-	-	29,900	-	-	29,900
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Itaú 2	Brazil	R$	14.88%	14.68%	No	1,167	43,021	44,188	43,023	-	-	-	-	43,023
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	6.41%	6.31%	No	-	12	12	-	-	-	-	7,436	7,436
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	6.38%	6.28%	No	230	-	230	-	7,436	-	-	-	7,436
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Continental	Perú	US$	6.44%	6.34%	No	273	-	273	-	-	-	-	9,994	9,994
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Continental	Perú	US$	7.93%	7.78%	No	282	-	282	-	8,161	-	-	-	8,161
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Scotiabank	Perú	US$	5.86%	5.78%	No	144	-	144	-	-	9,994	-	-	9,994
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Scotiabank	Perú	US$	6.57%	6.47%	No	273	-	273	9,994	-	-	-	-	9,994
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	AFP Prima	Perú	PS$	7.44%	7.30%	No	265	-	265	-	-	8,923	-	-	8,923
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	FCR - Macrofondo	Perú	PS$	5.56%	5.49%	No	292	-	292	-	-	-	-	14,872	14,872
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	FCR - Macrofondo	Perú	PS$	7.03%	6.91%	No	193	-	193	-	5,949	-	-	-	5,949
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Interseguro Cia de Seguros	Perú	PS$	6.28%	6.19%	No	-	160	160	-	-	-	-	11,898	11,898
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.06%	5.97%	No	-	125	125	-	-	-	-	14,872	14,872
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.50%	6.40%	No	-	6,011	6,011	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	7.06%	6.94%	No	-	9,054	9,054	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	5.00%	4.94%	No	-	88	88	-	-	-	-	11,898	11,898
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	5.13%	5.06%	No	328	-	328	-	-	-	-	14,872	14,872
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.75%	6.64%	No	354	-	354	-	-	14,872	-	-	14,872
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	7.28%	7.15%	No	271	-	271	-	-	-	-	10,559	10,559
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.50%	6.40%	No	-	107	107	-	-	14,872	-	-	14,872
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	7.38%	7.24%	No	-	146	146	-	-	-	-	17,846	17,846
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.78%	6.67%	No	443	-	443	-	-	-	29,744	-	29,744
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.34%	6.25%	No	-	57	57	-	-	-	-	17,846	17,846
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	5.84%	5.76%	No	-	87	87	-	29,744	-	-	-	29,744
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.34%	6.25%	No	428	-	428	-	-	-	-	23,795	23,795
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	4.81%	4.76%	No	-	14,780	14,780	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.13%	6.03%	No	581	-	581	-	20,821	-	-	-	20,821
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	5.96%	5.87%	No	11,091	-	11,091	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	8.13%	7.97%	No	484	-	484	-	-	-	-	20,821	20,821
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.09%	6.00%	No	876	-	876	-	-	-	-	29,744	29,744
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.00%	5.91%	No	280	-	280	-	-	-	-	21,536	21,536
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B09-09	Colombia	CP$	12.21%	11.69%	No	2,113	-	2,113	72,492	-	-	-	-	72,492
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B10	Colombia	CP$	12.08%	11.57%	No	860	-	860	-	53,176	-	-	-	53,176
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B-103	Colombia	CP$	11.42%	10.86%	No	62,062	-	62,062	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B12	Colombia	CP$	12.42%	11.88%	No	882	-	882	-	-	-	29,761	-	29,761
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B15	Colombia	CP$	12.41%	11.88%	No	306	-	306	-	-	-	-	18,439	18,439
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B6-13	Colombia	CP$	10.46%	10.07%	No	95	-	95	-	16,418	-	-	-	16,418
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B6-14	Colombia	CP$	9.58%	9.26%	No	426	-	426	-	-	36,519	-	-	36,519
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds exterior	Colombia	CP$	10.17%	10.17%	No	2,842	-	2,842	-	-	-	29,900	-	29,900
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds quimbo	Colombia	CP$	10.17%	10.17%	No	20,424	-	20,424	-	-	-	213,934	-	213,934
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B10	Colombia	CP$	9.69%	9.35%	No	485	-	485	-	-	-	-	99,594	99,594
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B10-14	Colombia	CP$	10.02%	9.66%	No	754	-	754	-	-	-	-	61,875	61,875
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B12-13	Colombia	CP$	11.26%	10.81%	No	750	-	750	-	-	-	-	120,517	120,517
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B15	Colombia	CP$	9.82%	9.47%	No	328	-	328	-	-	-	-	66,386	66,386
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B16-14	Colombia	CP$	10.36%	9.98%	No	679	-	679	-	-	-	-	53,937	53,937
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B6-13	Colombia	CP$	10.46%	10.07%	No	294	-	294	-	50,651	-	-	-	50,651
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B6-14	Colombia	CP$	9.58%	9.26%	No	508	-	508	-	-	43,514	-	-	43,514
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B3-16	Colombia	CP$	9.66%	9.33%	No	1,017	-	1,017	-	77,952	-	-	-	77,952
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B7-16	Colombia	CP$	10.93%	10.51%	No	1,415	-	1,415	-	-	-	-	96,273	96,273
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds E7-16	Colombia	CP$	7.59%	7.38%	No	102	-	102	-	-	-	-	99,535	99,535
94.271.00-3	Enel Américas S.A.	Chile	97.036.000-k	Bonds UF 269	Chile	U.F.	7.02%	5.75%	No	-	5,531	5,531	5,759	6,090	6,441	6,811	2,817	27,918
94.271.00-3	Enel Américas S.A.	Chile	Foreign	Yankee bonds Serie Única (US$ 600 millones)	EE.UU	US$	4.21%	4.00%	No	-	4,400	4,400	-	-	-	-	580,140	580,140
94.271.00-3	Enel Américas S.A.	Chile	Foreign	Yankee bonds (vencimiento 2026)	EE.UU	US$	7.76%	6.60%	No	-	5	5	-	-	-	-	858	858
Total										260,443	198,465	458,908	317,703	348,883	165,035	371,612	1,492,593	2,695,826

Taxpayer ID No.	Company	Country	Taxpayer ID No.	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Secured / Unsecured	January 1, 2016
										Current			Non Current
										Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
										ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 1ª Serie 16	Brazil	R$	13.66%	13.75%	No	-	14,856	14,856	-	-	-	-	-	-
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 1ª Serie 17	Brazil	R$	13.71%	13.89%	No	-	12,775	12,775	12,618	-	-	-	-	12,618
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 1ª Serie 18	Brazil	R$	14.69%	14.91%	No	-	2,789	2,789	12,618	12,618	12,618	-	-	37,854
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 2ª Serie 26	Brazil	R$	13.55%	18.97%	No	-	23,439	23,439	20,770	20,770	-	-	-	41,540
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 2ª Serie 27	Brazil	R$	15.35%	16.89%	No	-	3,178	3,178	31,899	32,231	32,181	-	-	96,311
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 2ª Serie 28	Brazil	R$	14.69%	14.91%	No	-	2,789	2,789	12,618	12,618	12,618	-	-	37,854
Foreign	Codensa	Colombia	Foreign	B102 Tramo 1	Colombia	CP$	12.03%	11.52%	No	676	-	676	123,122	-	-	-	-	123,122
Foreign	Codensa	Colombia	Foreign	B103	Colombia	CP$	12.29%	11.76%	No	170	-	170	-	25,187	-	-	-	25,187
Foreign	Codensa	Colombia	Foreign	B604	Colombia	CP$	10.56%	10.17%	No	46,224	-	46,224	-	-	-	-	-	-
Foreign	Codensa	Colombia	Foreign	Bonds B12-13	Colombia	CP$	11.50%	11.03%	No	865	-	865	-	-	-	-	60,871	60,871
Foreign	Codensa	Colombia	Foreign	Bonds B5-13	Colombia	CP$	10.56%	10.17%	No	749	-	749	-	57,193	-	-	-	57,193
Foreign	Codensa	Colombia	Foreign	Bonds B7-14	Colombia	CP$	10.15%	9.78%	No	109	-	109	-	-	-	-	58,245	58,245
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Itaú 1	Brazil	R$	13.77%	13.99%	No	-	13,520	13,520	-	-	-	-	-	-
Foreign	Coelce S.A.	Brazil	Foreign	Itaú 2	Brazil	R$	17.07%	17.79%	No	-	34,588	34,588	33,126	33,054	-	-	-	66,180
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	6.41%	6.31%	No	-	12	12	-	-	-	-	7,335	7,335
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	6.38%	6.28%	No	-	-	-	-	-	7,335	-	-	7,335
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Continental	Perú	US$	6.44%	6.34%	No	274	-	274	-	-	-	-	10,014	10,014
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Continental	Perú	US$	7.93%	7.78%	No	283	-	283	-	-	8,178	-	-	8,178
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Scotiabank	Perú	US$	6.73%	6.63%	No	304	10,014	10,318	-	-	-	-	-	-
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Scotiabank	Perú	US$	6.09%	6.09%	No	165	10,014	10,179	-	-	-	-	-	-
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Scotiabank	Perú	US$	5.86%	5.78%	No	145	-	145	-	-	-	10,014	-	10,014
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Scotiabank	Perú	US$	6.57%	6.47%	No	274	-	274	-	10,014	-	-	-	10,014
Foreign	Enel Generación Perú S.A.	Perú	Foreign	AFP Horizonte	Perú	PS$	7.22%	7.09%	No	106	4,401	4,507	-	-	-	-	-	-
Foreign	Enel Generación Perú S.A.	Perú	Foreign	AFP Integra	Perú	PS$	8.16%	8.00%	No	5,491	-	5,491	-	-	-	-	-	-
Foreign	Enel Generación Perú S.A.	Perú	Foreign	AFP Integra	Perú	PS$	8.00%	7.85%	No	8,245	-	8,245	-	-	-	-	-	-
Foreign	Enel Generación Perú S.A.	Perú	Foreign	AFP Prima	Perú	PS$	7.13%	7.00%	No	-	7,360	7,360	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	AFP Prima	Perú	PS$	7.44%	7.30%	No	262	-	262	-	-	-	8,802	-	8,802
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	FCR - Macrofondo	Perú	PS$	5.56%	5.49%	No	288	-	288	-	-	-	-	14,671	14,671
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	FCR - Macrofondo	Perú	PS$	7.03%	6.91%	No	190	-	190	-	-	5,868	-	-	5,868
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Interseguro Cia de Seguros	Perú	PS$	6.28%	6.19%	No	-	158	158	-	-	-	-	11,737	11,737
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.06%	5.97%	No	-	124	124	-	-	-	-	14,671	14,671
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.50%	6.40%	No	-	61	61	5,868	-	-	-	-	5,868
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	7.06%	6.94%	No	-	130	130	8,802	-	-	-	-	8,802
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	5.00%	4.94%	No	-	86	86	-	-	-	-	11,737	11,737
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	5.13%	5.06%	No	324	-	324	-	-	-	-	14,671	14,671
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.75%	6.64%	No	349	-	349	-	-	-	14,671	-	14,671
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	7.28%	7.15%	No	268	-	268	-	-	-	-	10,416	10,416
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.50%	6.40%	No	-	106	106	-	-	-	14,671	-	14,671
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	7.38%	7.24%	No	-	144	144	-	-	-	-	17,605	17,605
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.78%	6.67%	No	-	437	437	-	-	-	-	29,342	29,342
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.34%	6.25%	No	-	56	56	-	-	-	-	17,605	17,605
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	5.84%	5.76%	No	-	85	85	-	-	29,342	-	-	29,342
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.34%	6.25%	No	429	-	429	-	-	-	-	23,473	23,473
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	4.81%	4.76%	No	196	-	196	14,377	-	-	-	-	14,377
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	PS$	6.13%	6.03%	No	573	-	573	-	-	20,539	-	-	20,539
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B09-09	Colombia	CP$	12.67%	12.11%	No	2,074	-	2,074	-	68,690	-	-	-	68,690
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B10	Colombia	CP$	12.54%	11.99%	No	844	-	844	-	-	50,388	-	-	50,388
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B-103	Colombia	CP$	11.87%	11.87%	No	5,482	-	5,482	53,517	-	-	-	-	53,517
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B12	Colombia	CP$	12.88%	12.30%	No	865	-	865	-	-	-	-	28,200	28,200
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B15	Colombia	CP$	12.87%	12.29%	No	300	-	300	-	-	-	-	17,472	17,472
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B6-13	Colombia	CP$	10.91%	10.49%	No	94	-	94	-	-	15,556	-	-	15,556
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B6-14	Colombia	CP$	10.03%	9.67%	No	422	-	422	-	-	-	34,602	-	34,602
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds exterior	Colombia	CP$	10.17%	10.17%	No	19,355	-	19,355	-	-	-	-	27,274	27,274
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds quimbo	Colombia	CP$	10.17%	10.17%	No	2,693	-	2,693	-	-	-	-	203,624	203,624
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B10	Colombia	CP$	10.13%	9.77%	No	480	-	480	-	-	-	-	94,374	94,374
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B10-14	Colombia	CP$	10.46%	10.08%	No	746	-	746	-	-	-	-	58,633	58,633
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B12-13	Colombia	CP$	11.71%	11.23%	No	738	-	738	-	-	-	-	114,204	114,204
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B15	Colombia	CP$	10.26%	9.89%	No	324	-	324	-	-	-	-	62,909	62,909
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B16-14	Colombia	CP$	10.81%	10.39%	No	670	-	670	-	-	-	-	51,112	51,112
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B6-13	Colombia	CP$	10.91%	10.49%	No	290	-	290	-	-	47,993	-	-	47,993
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B6-14	Colombia	CP$	10.03%	9.67%	No	503	-	503	-	-	-	41,230	-	41,230
94.271.00-3	Enel Américas S.A.	Chile	97.036.000-k	Bonds UF 269	Chile	U.F.	7.02%	5.75%	No	-	4,812	4,812	4,994	5,281	5,585	5,906	8,586	30,352
94.271.00-3	Enel Américas S.A.	Chile	Foreign	Yankee bonds (vencimiento 2016)	EE.UU	US$	7.76%	7.40%	No	-	252,830	252,830	-	-	-	-	-	-
94.271.00-3	Enel Américas S.A.	Chile	Foreign	Yankee bonds (vencimiento 2026)	EE.UU	US$	7.76%	6.60%	No	-	5	5	-	-	-	-	858	858
Total										102,839	398,769	501,608	334,329	277,656	248,201	129,896	969,639	1,959,721

Summary of Detail of Finance Lease Obligations

- Detail of finance lease obligations

Taxpayer ID No.	Company	Country	Taxpayer ID No.	Financial Institution	Country	Currency	Nominal Interest Rate	December 31, 2017
								Current			Non Current
								Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
								ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Codensa	Colombia	Foreign	Union Temporal Rentacol	Colombia	CP$	10.80%	50	-	50	-	-	-	-	-	-
Foreign	Codensa	Colombia	Foreign	Mareauto Colombia SAS	Colombia	CP$	11.78%	30	90	120	129	100	-	-	-	229
Foreign	Codensa	Colombia	Foreign	Banco Corpbanca	Colombia	CP$	7.36%	7	9	16	-	-	-	-	-	-
Foreign	Codensa	Colombia	Foreign	Consorcio Empresarial	Colombia	CP$	7.08%	97	198	295	-	-	-	-	-	-
Foreign	Codensa	Colombia	Foreign	Equirent S.A.	Colombia	CP$	9.54%	10	31	41	45	32	-	-	-	77
Foreign	Codensa	Colombia	Foreign	Transportes Especializados JR S.A.S.	Colombia	CP$	9.48%	2	6	8	7	-	-	-	-	7
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	5.98%	-	-	-	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	5.60%	432	435	867	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Santander Perú	Perú	PS$	5.13%	249	-	249	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Internacional	Perú	PS$	5.94%	44	366	410	766	812	862	450		2,890
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Internacional	Perú	PS$	5.30%	-	-		60	63	67	70		260
Foreign	Enel Generación Piura S.A. (ex EE Piura)	Perú	Foreign	Banco de Crédito	Perú	US$	5.68%	1,984	5,952	7,936	7,935	20,327	-	-	-	28,262
Foreign	Enel Generación Piura S.A. (ex EE Piura)	Perú	Foreign	Banco de Crédito	Perú	PS$	5.58%	703	2,110	2,813	2,814	7,208	-	-	-	10,022
Foreign	Enel Generación Piura S.A. (ex EE Piura)	Perú	Foreign	Banco Scotiabank	Perú	US$	3.70%	2,464	7,192	9,656	9,588	9,588	9,588	2,398	-	31,162
Foreign	Enel Generación Piura S.A. (ex EE Piura)	Perú	Foreign	Banco de Crédito	Perú	US$	3.63%	1,362	2,045	3,407	2,807	1,440	-	-	-	4,247
Foreign	Enel Generación Perú S.A. (ex Edegel S.A.A.)	Perú	Foreign	Banco Scotiabank	Peru	US$	2.75%	-	-	-	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco Corpbanca	Colombia	CP$	8.40%	2	5	7	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Equirent S.A.	Colombia	CP$	7.70%	66	199	265	252	16	-	-	-	268
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Mareauto Colombia SAS	Colombia	CP$	11.78%	13	39	52	52	32	-	-	-	84
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Transportes Especializados JR S.A.S.	Colombia	CP$	11.69%	103	337	440	337	-	-	-	-	337
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Consorcio Empresarial	Colombia	CP$	7.08%	5	10	15	-	-	-	-	-	-
Total								7,623	19,024	26,647	24,792	39,618	10,517	2,918	-	77,845

Taxpayer ID No.	Company	Country	Taxpayer ID No.	Financial Institution	Country	Currency	Nominal Interest Rate	December 31, 2016
								Current			Non Current
								Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
								ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Codensa	Colombia	Foreign	Union Temporal Rentacol	Colombia	CP$	10.80%	182	406	588	-	-	-	-	-	-
Foreign	Codensa	Colombia	Foreign	Mareauto Colombia SAS	Colombia	CP$	10.98%	18	56	74	68	70	51	-	-	189
Foreign	Codensa	Colombia	Foreign	Banco Corpbanca	Colombia	CP$	7.36%	17	35	52	21	-	-	-	-	21
Foreign	Codensa	Colombia	Foreign	Consorcio Empresarial	Colombia	CP$	7.08%	92	282	374	300	-	-	-	-	300
Foreign	Codensa	Colombia	Foreign	Equirent S.A.	Colombia	CP$	9.54%	9	28	37	38	44	36	-	-	118
Foreign	Codensa	Colombia	Foreign	Transportes Especializados JR S.A.S.	Colombia	CP$	9.48%	4	12	16	17	16	-	-	-	33
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	5.98%	50	-	50	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	5.60%	401	1,206	1,607	833	-	-	-	-	833
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Santander Perú	Perú	PS$	5.13%	228	702	930	240	-	-	-	-	240
Foreign	Enel Generación Piura S.A. (ex EE Piura)	Perú	Foreign	Banco de Crédito	Perú	US$	5.80%	1,979	5,938	7,917	7,917	7,917	20,281	-	-	36,115
Foreign	Enel Generación Piura S.A. (ex EE Piura)	Perú	Foreign	Banco de Crédito	Perú	PS$	5.70%	-	2,711	2,711	2,711	2,711	6,946	-	-	12,368
Foreign	Enel Generación Piura S.A. (ex EE Piura)	Perú	Foreign	Banco Scotiabank	Perú	US$	3.75%	66	5,206	5,272	6,941	6,941	6,941	6,941	1,735	29,500
Foreign	Enel Generación Piura S.A. (ex EE Piura)	Perú	Foreign	Banco de Crédito	Perú	US$	3.63%	5	134	139	692	577	296	-	-	1,565
Foreign	Enel Generación Perú S.A. (ex Edegel S.A.A.)	Perú	Foreign	Banco Scotiabank	Peru	US$	2.75%	22,024	-	22,024	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco Corpbanca	Colombia	CP$	8.40%	8	21	29	20	-	-	-	-	20
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Equirent S.A.	Colombia	CP$	7.70%	61	190	251	243	249	17	-	-	509
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Mareauto Colombia SAS	Colombia	CP$	10.98%	8	25	33	34	35	22	-	-	91
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Transportes Especializados JR S.A.S.	Colombia	CP$	11.69%	89	288	377	408	376	-	-	-	784
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Consorcio Empresarial	Colombia	CP$	7.08%	3	10	13	10	-	-	-	-	10
Total								25,244	17,250	42,494	20,493	18,936	34,590	6,941	1,735	82,696

Taxpayer ID No.	Company	Country	Taxpayer ID No.	Financial Institution	Country	Currency	Nominal Interest Rate	January 1, 2016
								Current			Non Current
								Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
								ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Codensa	Colombia	Foreign	Union Temporal Rentacol	Colombia	CP$	10.80%	89	281	370	375	-	-	-	-	375
Foreign	Codensa	Colombia	Foreign	Mareauto Colombia SAS	Colombia	CP$	10.98%	4	12	16	17	9	-	-	-	26
Foreign	Codensa	Colombia	Foreign	Banco Corpbanca	Colombia	CP$	7.36%	28	43	71	32	19	-	-	-	51
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco de Interbank	Perú	PS$	5.29%	156	-	156	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	5.98%	120	250	370	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	6.00%	110	337	447	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	5.98%	104	318	422	17	-	-	-	-	17
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	5.60%	92	281	373	126	-	-	-	-	126
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Santander Perú	Perú	PS$	5.13%	216	666	882	928	-	-	-	-	928
Foreign	Enel Generación Piura S.A. (ex EE Piura)	Perú	Foreign	Banco de Crédito	Perú	US$	5.80%	1,983	5,950	7,933	7,933	7,933	7,933	20,322	-	44,121
Foreign	Enel Generación Piura S.A. (ex EE Piura)	Perú	Foreign	Banco de Crédito	Perú	PS$	5.70%	669	2,006	2,675	2,675	2,675	2,675	6,852	-	14,877
Foreign	Enel Generación Perú S.A. (ex Edegel S.A.A.)	Perú	Foreign	Banco Scotiabank	Peru	US$	2.75%	3,499	10,420	13,919	21,967	-	-	-	-	21,967
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco Corpbanca	Colombia	CP$	8.40%	6	20	26	28	28	-	-	-	56
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Equirent S.A.	Colombia	CP$	7.70%	8	24	32	33	28	-	-	-	61
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Mareauto Colombia SAS	Colombia	CP$	10.98%	1	3	4	5	5	-	-	-	10
Total								7,085	20,611	27,696	34,136	10,697	10,608	27,174	-	82,615

Undiscounted Cash Flow
Disclosure Of Financial Liabilities [Line Items]
Summary of Bank Loans by Currency and Maturity

a. Summary of bank borrowings by currency and maturity

Country	Currency	Nominal Interest Rate	Current			Non-Current
			Maturity		Total Current 12/31/2017	Maturity					Total Non-Current 12/31/2017
			One to three months	Three to twelve months		One to two years	Two to three years	Three to four years	Four to five years	More than five years
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Perú	US$	3.23%	8,858	1,289	10,147	422	-	-	-	-	422
Perú	Soles	5.32%	22,534	27,659	50,193	-	-	-	-	-	-
Colombia	US$	1.88%	34,943	-	34,943	-	-	-	-	-	-
Colombia	CP	7.10%	8,810	39,169	47,979	127,925	51,070	19,078	15,887	14,596	228,556
Brazil	US$	3.83%	6,013	55,936	61,949	357,542	237,284	77,649	130	2,949	675,554
Brazil	Real	10.84%	55,353	143,274	198,627	157,767	94,337	72,602	34,871	4,609	364,186

Total			136,511	267,327	403,838	643,656	382,691	169,329	50,888	22,154	1,268,718

Country	Currency	Nominal Interest Rate	Current			Non-Current
			Maturity		Total Current 12/31/2016	Maturity					Total Non-Current 12/31/2016
			One to three months	Three to twelve months		One to two years	Two to three years	Three to four years	Four to five years	More than five years
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Perú	US$	2.18%	1,621	26,556	28,177	27,181	422	-	-	-	27,603
Perú	Soles	5.62%	3,650	1,979	5,629	48,422	-	-	-	-	48,422
Argentina	$ Arg	36.81%	667	717	1,384	-	-	-	-	-	-
Colombia	CP	9.14%	10,514	85,847	96,361	44,743	127,380	50,755	18,934	30,277	272,089
Brazil	US$	3.11%	909	2,728	3,637	41,980	76,648	123	123	3,062	121,936
Brazil	Real	12.05%	48,138	116,112	164,250	143,925	119,805	57,343	37,945	11,835	370,853

Total			65,499	233,939	299,438	306,251	324,255	108,221	57,002	45,174	840,903

Country	Currency	Nominal Interest Rate	Current			Non-Current
			Maturity		Total Current 01-01-2016	Maturity					Total Non-Current 01-01-2016
			One to three months	Three to twelve months		One to two years	Two to three years	Three to four years	Four to five years	More than five years
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Chile	Ch$	5.19%	-	-	-	-	-	-	-	-	-
Perú	US$	2.79%	37,607	4,564	42,171	5,955	27,171	422	-	-	33,548
Perú	Soles	5.53%	18,115	1,411	19,526	4,626	32,822	-	-	-	37,448
Argentina	US$	13.83%	5,493	-	5,493	-	-	-	-	-	-
Argentina	$ Arg	32.50%	3,226	8,723	11,949	1,637	-	-	-	-	1,637
Colombia	CP	8.21%	50,456	118,465	168,921	61,721	18,070	17,172	16,274	43,431	156,668
Brazil	Real	11.56%	18,084	34,472	52,556	59,383	53,374	47,365	-	-	160,122

Total			132,981	167,635	300,616	133,322	131,437	64,959	16,274	43,431	389,423

Summary of Identification of Bank Borrowings by Company
b. Identification of bank borrowings by company

Taxpayer ID No.	Company	Country		Financial Institution	Country	Currency	Nominal Interest Rate	December 31, 2017
								Current			Non-Current
			Taxpayer ID No.					Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
								ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Río S.A. ( ex Ampla Energía S.A.)	Brazil	Foreign	Citibank	Brazil	US$	3.55%	405	39,111	39,516	-	-	-	-	-	-
Foreign	Enel Distribución Río S.A. ( ex Ampla Energía S.A.)	Brazil	Foreign	Banco Santander	Brazil	US$	2.68%	662	1,985	2,647	76,707	-	-	-	-	76,707
Foreign	Enel Distribución Río S.A. ( ex Ampla Energía S.A.)	Brazil	Foreign	Bndes	Brazil	Real	10.82%	16,452	41,484	57,936	47,655	36,407	24,237	4,755	3,097	116,151
Foreign	Enel Distribución Río S.A. ( ex Ampla Energía S.A.)	Brazil	Foreign	Banco Itaú	Brazil	US$	16.94%	814	2,442	3,256	3,255	3,255	77,519	-	-	84,029
Foreign	Enel Distribución Río S.A. ( ex Ampla Energía S.A.)	Brazil	Foreign	Bndes	Brazil	Real	16.94%	2,937	15,578	18,515	41,070	38,187	35,304	27,872	-	142,433
Foreign	CELG Distribuição S.A.	Brazil	Foreign	Banco Daycoval (75272/2014)	Brazil	Real	16.23%	696	888	1,584	-	-	-	-	-	-
Foreign	CELG Distribuição S.A.	Brazil	Foreign	BCV - Banco de Crédito e Varejo (1310-1360/2015)	Brazil	Real	16.23%	8,071	6,515	14,586	-	-	-	-	-	-
Foreign	CELG Distribuição S.A.	Brazil	Foreign	ITAÚ 4131 CELG	Brazil	US$	2.36%	1,572	4,717	6,289	6,289	172,826	-	-	-	179,115
Foreign	CGTF Endesa Fortaleza	Brazil	Foreign	Banco Citibank	Brazil	US$	2.78%	495	1,484	1,979	1,979	61,073	-	-	-	63,052
Foreign	Enel Green Power Volta Grande	Brazil	Foreign	BNP PARIBAS	Brazil	US$	3.79%	2,033	6,100	8,133	269,182	-	-	-	-	269,182
Foreign	Chinango S.A.C.	Perú	Foreign	Banco de Credito del Perú	Perú	US$	3.40%	8,421	-	8,421	-	-	-	-	-	-
Foreign	Chinango S.A.C.	Perú	Foreign	Bank Of Nova Scotia	Perú	US$	8.66%	437	1,289	1,726	422	-	-	-	-	422
Foreign	Enel Cien S.A. (EX Cien S.A.)	Brazil	Foreign	Bndes	Brazil	Real	10.75%	495	1,429	1,924	1,777	834	-	-	-	2,611
Foreign	Codensa	Colombia	Foreign	Bank of Tokyo	Colombia	CP	10.49%	2,626	7,879	10,505	99,222	28,358	-	-	-	127,580
Foreign	Codensa	Colombia	Foreign	Banco de Bogotá S.A	Colombia	CP	9.95%	944	2,681	3,625	745	-	-	-	-	745
Foreign	Codensa	Colombia	Foreign	AVVILLAS	Colombia	CP	9.25%	480	1,363	1,843	380	-	-	-	-	380
Foreign	Codensa	Colombia	Foreign	Banco Popular	Colombia	CP	8.57%	785	2,248	3,033	2,126	-	-	-	-	2,126
Foreign	Codensa	Colombia	Foreign	BBVA Colombia SA	Colombia	CP	13.10%	1,289	3,720	5,009	3,664	2,375	605	-	-	6,644
Foreign	Codensa	Colombia	Foreign	Banco Agrario	Colombia	CP	12.27%	750	2,166	2,916	2,030	1,869	1,296	-	-	5,195
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Banco Itaú Brasil	Brazil	Real	7.16%	15,967	1,279	17,246	15,541	-	-	-	-	15,541
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Banco do Brasil	Brazil	Real	8.37%	1,984	50,854	52,838	25,097	-	-	-	-	25,097
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Banco do Nordeste	Brazil	Real	4.23%	1,749	5,062	6,811	1,625	-	-	-	-	1,625
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Bndes	Brazil	Real	1.76%	7,002	20,185	27,187	25,002	18,909	13,061	2,244	1,512	60,728
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Banco do Brasil	Brazil	US$	6.73%	32	97	129	130	130	130	130	2,949	3,469
Foreign	Edelnor S.A.A.	Perú	Foreign	Banco de Interbank	Perú	Soles	5.01%	6,534	-	6,534	-	-	-	-	-	-
Foreign	Edelnor S.A.A.	Perú	Foreign	Banco Continental	Perú	Soles	5.01%	59	4,662	4,721	-	-	-	-	-	-
Foreign	Edelnor S.A.A.	Perú	Foreign	Banco Continental	Perú	Soles	5.01%	98	7,769	7,867	-	-	-	-	-	-
Foreign	Edelnor S.A.A.	Perú	Foreign	Banco Continental	Perú	Soles	6.20%	94	7,459	7,553	-	-	-	-	-	-
Foreign	Edelnor S.A.A.	Perú	Foreign	Banco Continental	Perú	Soles	9.21%	98	7,769	7,867	-	-	-	-	-	-
Foreign	Edelnor S.A.A.	Perú	Foreign	Banco Santander	Perú	Soles	9.24%	15,651	-	15,651	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	BBVA Colombia	Colombia	CP	1.88%	1,418	14,070	15,488	14,543	13,598	12,653	11,708	10,762	63,264
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco de Bogota	Colombia	CP	6.98%	518	5,042	5,560	5,215	4,870	4,524	4,179	3,834	22,622
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco de Crédito del perú	Colombia	US$	32.00%	34,943	-	34,943	-	-	-	-	-	-
Total								136,511	267,327	403,838	643,656	382,691	169,329	50,888	22,154	1,268,718

								December 31, 2016
								Current			Non-Current
Taxpayer ID No.	Company	Country	Taxpayer ID No.	Financial Institution	Country	Currency	Nominal Interest Rate	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
								ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Citibank	Brazil	US$	3.52%	337	1,011	1,348	39,691	-	-	-	-	39,691
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Banco Santander	Brazil	US$	2.85%	541	1,624	2,165	2,166	76,525	-	-	-	78,691
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bndes	Brazil	Real	11.40%	18,295	52,740	71,035	59,424	48,773	37,178	24,669	8,021	178,065
Foreign	Chinango S.A.C.	Perú	Foreign	Banco de Credito del Perú	Perú	US$	2.56%	444	1,321	1,765	25,457	-	-	-	-	25,457
Foreign	Chinango S.A.C.	Perú	Foreign	Bank Of Nova Scotia	Perú	US$	3.57%	644	1,900	2,544	-	-	-	-	-	-
Foreign	Chinango S.A.C.	Perú	Foreign	Bank Of Nova Scotia	Perú	US$	3.40%	451	1,331	1,782	1,724	422	-	-	-	2,146
Foreign	Enel Cien S.A. (EX Cien S.A.)	Brazil	Foreign	Bndes	Brazil	Real	9.54%	541	1,563	2,104	1,948	1,793	838	-	-	4,579
Foreign	Codensa	Colombia	Foreign	Bank of Tokio-Mitsubishi UFJ	Colombia	CP	8.57%	2,620	7,860	10,480	10,480	98,588	28,176	-	-	137,244
Foreign	Codensa	Colombia	Foreign	Banco de Bogotá S.A	Colombia	CP	9.08%	1,104	3,147	4,251	3,157	1,005	-	-	-	4,162
Foreign	Codensa	Colombia	Foreign	AVVILLAS	Colombia	CP	8.87%	546	1,558	2,104	1,348	314	-	-	-	1,662
Foreign	Codensa	Colombia	Foreign	Banco Popular	Colombia	CP	8.80%	901	2,575	3,476	2,530	2,090	-	-	-	4,620
Foreign	Codensa	Colombia	Foreign	BBVA Colombia SA	Colombia	CP	7.71%	2,345	6,733	9,078	6,327	5,764	4,240	1,875	-	18,206
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Banco Itaú Brasil	Brazil	Real	15.19%	17,071	3,492	20,563	18,235	15,907	-	-	-	34,142
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Banco do Brasil	Brazil	Real	14.51%	2,502	30,216	32,718	29,382	26,046	-	-	-	55,428
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Banco do Nordeste	Brazil	Real	7.71%	1,899	5,509	7,408	6,907	1,648	-	-	-	8,555
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Bndes	Brazil	Real	11.01%	7,830	22,592	30,422	28,029	25,637	19,327	13,276	3,813	90,082
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Banco do Brasil	Brazil	US$	4.44%	31	93	124	123	123	123	123	3,062	3,554
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Bank Nova Scotia	Perú	US$	1.62%	82	22,004	22,086	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco de Interbank	Perú	Soles	6.73%	2,990	-	2,990	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco de Interbank	Perú	Soles	5.71%	91	273	364	6,304	-	-	-	-	6,304
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	Soles	5.01%	57	170	227	4,554	-	-	-	-	4,554
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	Soles	5.01%	94	283	377	7,590	-	-	-	-	7,590
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	Soles	5.01%	91	272	363	7,286	-	-	-	-	7,286
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	Soles	5.01%	94	283	377	7,590	-	-	-	-	7,590
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco de Interbank	Perú	Soles	5.07%	-	-	-	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Santander	Perú	Soles	6.20%	233	699	932	15,098	-	-	-	-	15,098
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	BBVA Colombia	Colombia	CP	9.21%	1,652	14,706	16,358	15,414	14,470	13,526	12,583	22,334	78,327
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco de Bogota	Colombia	CP	9.24%	589	5,234	5,823	5,487	5,150	4,813	4,476	7,944	27,870
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	The Bank Of Tokyo	Colombia	CP	6.90%	757	44,034	44,791	-	-	-	-	-	-
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Banco Galicia	Argentina	$ Arg	32.00%	172	158	330	-	-	-	-	-	-
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Banco Itaú Argentina	Argentina	$ Arg	34.00%	73	82	155	-	-	-	-	-	-
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Banco Santander Río	Argentina	$ Arg	30.00%	44	50	94	-	-	-	-	-	-
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Banco Supervielle	Argentina	$ Arg	38.00%	70	79	149	-	-	-	-	-	-
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Citibank	Argentina	$ Arg	30.00%	229	259	488	-	-	-	-	-	-
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	ICBC Argentina	Argentina	$ Arg	31.00%	79	88	167	-	-	-	-	-	-
Total								65,499	233,939	299,438	306,251	324,255	108,221	57,002	45,174	840,903

								01/01/2016
								Current			Non-Current
Taxpayer ID No.	Company	Country	Taxpayer ID No.	Financial Institution	Country	Currency	Nominal Interest Rate	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
								ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Banco do Brasil	Brazil	Real	13.71%	1,150	3,449	4,599	15,562	14,029	12,496	-	-	42,087
Foreign	Chinango S.A.C.	Perú	Foreign	Banco de Credito del Perú	Perú	US$	2.56%	418	1,246	1,664	1,642	25,449	-	-	-	27,091
Foreign	Chinango S.A.C.	Perú	Foreign	Bank Of Nova Scotia	Perú	US$	3.57%	659	1,950	2,609	2,537	-	-	-	-	2,537
Foreign	Chinango S.A.C.	Perú	Foreign	Bank Of Nova Scotia	Perú	US$	3.40%	463	1,368	1,831	1,776	1,722	422	-	-	3,920
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Banco Itaú Brasil	Brazil	Real	15.19%	1,381	4,143	5,524	16,940	15,099	13,258	-	-	45,297
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Banco do Brasil	Brazil	Real	14.51%	2,634	26,880	29,514	26,880	24,246	21,611	-	-	72,737
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Banco Santander	Brazil	Real	15.76%	12,919	-	12,919	-	-	-	-	-	-
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Bank Nova Scotia	Perú	US$	1.62%	36,067	-	36,067	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco de Interbank	Perú	Soles	6.73%	50	150	200	2,945	-	-	-	-	2,945
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco de Interbank	Perú	Soles	5.71%	90	269	359	358	6,209	-	-	-	6,567
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	Soles	5.01%	56	167	223	223	4,485	-	-	-	4,708
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	Soles	5.01%	93	279	372	372	7,476	-	-	-	7,848
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	Soles	5.01%	89	267	356	357	7,177	-	-	-	7,534
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	Soles	5.01%	93	279	372	371	7,476	-	-	-	7,847
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco de Interbank	Perú	Soles	5.07%	17,645	-	17,645	-	-	-	-	-	-
Foreign	Edesur S.A.	Argentina	Foreign	Banco Provincia de Buenos Aires	Argentina	$ Arg	30.67%	120	-	120	-	-	-	-	-	-
Foreign	Edesur S.A.	Argentina	Foreign	Banco Santander Río	Argentina	$ Arg	37.88%	260	390	650	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	BBVA Colombia	Colombia	CP	9.21%	1,260	8,540	9,800	14,056	13,383	12,712	12,040	32,088	84,279
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco de Bogota	Colombia	CP	9.24%	424	2,965	3,389	4,913	4,686	4,460	4,234	11,343	29,636
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	AV VILLAS	Colombia	CP	5.93%	15,694	-	15,694	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Citibank Colombia	Colombia	CP	6.01%	7,369	-	7,369	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	BBVA Colombia	Colombia	CP	8.61%	617	40,431	41,048	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco de Bogota	Colombia	CP	6.66%	19,268	-	19,268	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco de Crédito del perú	Colombia	Soles	5.70%	415	29,393	29,808	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco de Crédito del perú	Colombia	Soles	5.76%	279	19,563	19,842	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco de Crédito del perú	Colombia	Soles	5.50%	211	15,324	15,535	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	The Bank Of Tokyo	Colombia	CP	6.90%	750	2,249	2,999	42,752	-	-	-	-	42,752
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco Davivienda	Colombia	CP	6.15%	4,168	-	4,168	-	-	-	-	-	-
Foreign	Enel Argentina S.A.	Argentina	Foreign	Citibank	Argentina	$ Arg	34.00%	42	627	669	-	-	-	-	-	-
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Banco Galicia	Argentina	$ Arg	32.00%	302	821	1,123	390	-	-	-	-	390
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Banco Itaú Argentina	Argentina	$ Arg	34.00%	113	318	431	181	-	-	-	-	181
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Banco Santander Río	Argentina	$ Arg	30.00%	71	198	269	112	-	-	-	-	112
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Banco Supervielle	Argentina	$ Arg	38.00%	114	317	431	177	-	-	-	-	177
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Citibank	Argentina	$ Arg	30.00%	371	1,034	1,405	581	-	-	-	-	581
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Credit Suisse International	Argentina	US$	13.92%	1,710	-	1,710	-	-	-	-	-	-
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	ICBC Argentina	Argentina	$ Arg	31.00%	126	352	478	197	-	-	-	-	197
Foreign	Enel Generación El Chocón S.A.	Argentina	Foreign	Deutsche Bank	Argentina	US$	12.86%	1,886	-	1,886	-	-	-	-	-	-
Foreign	Enel Generación El Chocón S.A.	Argentina	Foreign	Standard Bank	Argentina	US$	12.86%	949	-	949	-	-	-	-	-	-
Foreign	Enel Generación El Chocón S.A.	Argentina	Foreign	Banco Itau	Argentina	US$	12.86%	949	-	949	-	-	-	-	-	-
Foreign	Enel Generación El Chocón S.A.	Argentina	Foreign	Banco Macro	Argentina	$ Arg	38.45%	106	1,568	1,674	-	-	-	-	-	-
Foreign	Enel Generación El Chocón S.A.	Argentina	Foreign	Banco Santander - Sindicado IV	Argentina	$ Arg	30.81%	375	727	1,102	-	-	-	-	-	-
Foreign	Enel Generación El Chocón S.A.	Argentina	Foreign	Banco Itau- Sindicado IV	Argentina	$ Arg	30.81%	340	654	994	-	-	-	-	-	-
Foreign	Enel Generación El Chocón S.A.	Argentina	Foreign	Banco Galicia - Sindicado IV	Argentina	$ Arg	30.81%	322	623	945	-	-	-	-	-	-
Foreign	Enel Generación El Chocón S.A.	Argentina	Foreign	Banco Hipotecario - Sindicado IV	Argentina	$ Arg	30.81%	103	203	306	-	-	-	-	-	-
Foreign	Enel Generación El Chocón S.A.	Argentina	Foreign	Banco Ciudad -Sindicado IV	Argentina	$ Arg	30.81%	43	84	127	-	-	-	-	-	-
Foreign	Enel Generación El Chocón S.A.	Argentina	Foreign	ICBC - Sindicado IV	Argentina	$ Arg	30.81%	417	807	1,224	-	-	-	-	-	-
Total								132,981	167,635	300,616	133,322	131,437	64,959	16,274	43,431	389,423

Summary of Unsecured Liabilities by Currency and Maturity

a. Summary of secured and unsecured liabilities by currency and maturity

			Current			Non-Current
			Maturity			Maturity
Country	Currency	Nominal Interest Rate	One to three months	Three to twelve months	Total Current 12/31/2017	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12/31/2017
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Chile	US$	5.30%	6,265	18,794	25,059	25,059	25,059	25,059	25,059	721,986	822,222
Chile	U.F.	5.75%	662	8,235	8,897	8,724	8,541	8,347	4,097	-	29,709
Perú	US$	6.59%	10,517	1,390	11,907	9,435	11,071	636	636	13,233	35,011
Perú	Soles	6.30%	6,248	18,749	24,997	89,204	60,357	47,647	50,524	291,563	539,295
Colombia	CP	8.69%	34,835	261,813	296,648	364,584	210,708	414,025	352,720	677,138	2,019,175
Brazil	Real	6.94%	6,311	61,825	68,136	21,149	202,527	62,841	59,630	50,680	396,827

Total			64,838	370,806	435,644	518,155	518,263	558,555	492,666	1,754,600	3,842,239

			Current			Non-Current
			Maturity			Maturity
Country	Currency	Nominal Interest Rate	One to three months	Three to twelve months	Total Current 12/31/2016	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12/31/2016
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Chile	US$	5.30%	6,345	19,035	25,380	25,381	25,381	25,381	25,381	722,908	824,432
Chile	U.F.	5.75%	769	7,628	8,397	8,211	8,015	7,807	7,588	3,707	35,328
Perú	US$	6.59%	626	1,879	2,505	11,899	9,428	11,062	637	13,865	46,891
Perú	Soles	6.27%	17,265	46,838	64,103	22,369	84,318	56,499	44,247	291,369	498,802
Colombia	CP	10.16%	233,359	123,430	356,789	319,784	328,725	226,235	421,265	916,935	2,212,944
Brazil	Real	13.50%	11,468	184,735	196,203	162,356	77,477	-	-	-	239,833

Total			269,832	383,545	653,377	550,000	533,344	326,984	499,118	1,948,784	3,858,230

			Current			Non-Current
			Maturity			Maturity
Country	Currency	Nominal Interest Rate	One to three months	Three to twelve months	Total Current 01/01/2016	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 01/01/2016
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Chile	US$	5.30%	4,247	262,332	266,579	55	55	55	55	1,188	1,408
Chile	U.F.	5.75%	921	7,365	8,286	8,067	7,835	7,590	7,331	10,478	41,301
Perú	US$	6.59%	880	22,229	23,109	2,337	11,776	9,347	10,995	14,203	48,658
Perú	Soles	6.27%	18,348	26,255	44,603	47,409	17,343	78,347	50,931	233,955	427,985
Colombia	CP	10.16%	78,434	95,224	173,658	290,254	256,560	201,451	153,966	998,868	1,901,099
Brazil	Real	13.50%	15,186	136,635	151,821	164,706	133,271	63,274	-	-	361,251

Total			118,016	550,040	668,056	512,828	426,840	360,064	223,278	1,258,692	2,781,702

Summary of Secured and Unsecured Liabilities by Company
b. Secured and unsecured liabilities by company

Taxpayer ID No. (RUT)	Company	Country	Taxpayer ID No. (RUT)	Financial Institution	Country	Currency	Nominal Interest Rate	December 31, 2017
								Current			Non-Current
								Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
								ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 1ª Serie 19	Brazil	Real	6.18%	2,803	8,408	11,211	11,211	192,589	-	-	-	203,800
Foreign	Codensa	Colombia	Foreign	B103	Colombia	CP	9.55%	650	28,761	29,411	-	-	-	-	-	-
Foreign	Codensa	Colombia	Foreign	Bonds B12-13	Colombia	CP	8.82%	1,434	4,302	5,736	5,736	5,736	5,736	5,736	81,524	104,468
Foreign	Codensa	Colombia	Foreign	Bonds B5-13	Colombia	CP	7.96%	1,217	64,123	65,340	-	-	-	-	-	-
Foreign	Codensa	Colombia	Foreign	Bonds B7-14	Colombia	CP	7.58%	1,209	3,626	4,835	4,834	4,834	65,623	-	-	75,291
Foreign	Codensa	Colombia	Foreign	Bonds E4-16	Colombia	CP	7.49%	565	1,694	2,259	2,259	31,855	-	-	-	34,114
Foreign	Codensa	Colombia	Foreign	Bonds E2-17	Colombia	CP	6.86%	920	2,759	3,679	54,539	-	-	-	-	54,539
Foreign	Codensa	Colombia	Foreign	Bonds E5-17	Colombia	CP	7.39%	1,672	5,015	6,687	6,687	6,687	6,687	92,154	-	112,215
Foreign	Codensa	Colombia	Foreign	Bonds E7-17	Colombia	CP	6.31%	1,057	3,172	4,229	4,230	4,230	4,230	4,230	73,369	90,289
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Itaú 1	Brazil	Real	6.07%	1,605	4,816	6,421	6,421	6,421	59,324	56,113	-	128,279
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Itaú 2	Brazil	Real	8.56%	1,903	48,601	50,504	3,517	3,517	3,517	3,517	50,680	64,748
Foreign	Enel Generación Perú S.A. (ex Edegel S.A.A.)	Perú	Foreign	Banco Continental	Perú	Soles	6.31%	122	365	487	486	486	486	7,947	-	9,405
Foreign	Enel Generación Perú S.A. (ex Edegel S.A.A.)	Perú	Foreign	Banco Continental	Perú	Soles	6.28%	121	363	484	7,986	-	-	-	-	7,986
Foreign	Enel Generación Perú S.A. (ex Edegel S.A.A.)	Perú	Foreign	Banco Continental	Perú	US$	6.34%	159	477	636	636	636	636	636	13,233	15,777
Foreign	Enel Generación Perú S.A. (ex Edegel S.A.A.)	Perú	Foreign	Banco Continental	Perú	US$	7.78%	159	478	637	8,219	-	-	-	-	8,219
Foreign	Enel Generación Perú S.A. (ex Edegel S.A.A.)	Perú	Foreign	Banco Scotiabank	Perú	US$	5.78%	145	435	580	580	10,435	-	-	-	11,015
Foreign	Enel Generación Perú S.A. (ex Edegel S.A.A.)	Perú	Foreign	Banco Scotiabank	Perú	US$	6.47%	10,054	-	10,054	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	AFP Prima	Perú	Soles	7.30%	172	517	689	689	9,704	-	-	-	10,393
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	FCR - Macrofondo	Perú	Soles	5.49%	215	646	861	861	861	861	15,982	-	18,565
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	FCR - Macrofondo	Perú	Soles	6.91%	109	326	435	6,200	-	-	-	-	6,200
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Interseguro Cia de Seguros	Perú	Soles	6.19%	194	583	777	777	777	777	12,586	-	14,917
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	Soles	5.97%	234	703	937	938	938	938	938	24,241	27,993
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	Soles	6.40%	198	595	793	794	794	794	794	23,410	26,586
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	Soles	4.94%	155	465	620	619	619	619	619	14,133	16,609
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	Soles	5.06%	260	781	1,041	1,041	16,102	-	-	-	17,143
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	Soles	7.24%	199	598	797	798	798	798	798	21,508	24,700
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	Soles	6.64%	251	752	1,003	1,003	16,327	-	-	-	17,330
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	Soles	7.24%	341	1,024	1,365	1,365	1,365	1,365	1,365	36,572	42,032
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	Soles	6.67%	523	1,568	2,091	2,091	2,091	31,514	-	-	35,696
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	Soles	6.25%	293	880	1,173	1,174	1,174	1,174	1,174	19,077	23,773
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	Soles	5.76%	450	1,351	1,801	31,718	-	-	-	-	31,718
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	Soles	6.25%	391	1,174	1,565	1,565	1,565	1,565	1,565	27,392	33,652
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	Soles	6.03%	331	992	1,323	22,343	-	-	-	-	22,343
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	Soles	7.97%	438	1,315	1,753	1,754	1,754	1,754	1,754	32,532	39,548
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	Soles	6.00%	470	1,409	1,879	1,879	1,879	1,879	1,879	31,913	39,429
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	Soles	5.91%	335	1,005	1,340	1,340	1,340	1,340	1,340	24,769	30,129
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Continental SA	Perú	Soles	5.78%	446	1,337	1,783	1,783	1,783	1,783	1,783	36,016	43,148
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B09-09	Colombia	CP	10.05%	1,856	75,597	77,453	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B10	Colombia	CP	9.94%	1,313	3,938	5,251	54,515	-	-	-	-	54,515
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B12	Colombia	CP	11.02%	776	2,329	3,105	3,105	3,105	31,832	-	-	38,042
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B15	Colombia	CP	10.23%	469	1,407	1,876	1,876	1,876	1,876	1,876	20,788	28,292
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B6-13	Colombia	CP	9.25%	1,078	3,234	4,312	54,350	-	-	-	-	54,350
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B6-14	Colombia	CP	8.44%	824	2,473	3,297	3,298	45,298	-	-	-	48,596
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Foreign bonds	Colombia	CP	9.11%	597	1,792	2,389	2,390	2,390	30,360	-	-	35,140
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo	Colombia	CP	9.11%	4,293	12,879	17,172	17,173	17,173	218,174	-	-	252,520
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B10	Colombia	CP	7.76%	1,941	5,822	7,763	7,762	7,762	7,762	108,298	-	131,584
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B10-14	Colombia	CP	8.84%	1,236	3,707	4,943	4,943	4,943	4,943	4,943	69,479	89,251
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B12-13	Colombia	CP	9.97%	2,789	8,366	11,155	11,155	11,155	11,155	11,155	152,334	196,954
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B15	Colombia	CP	7.88%	1,315	3,945	5,260	5,260	5,260	5,260	5,260	93,322	114,362
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B16-14	Colombia	CP	9.15%	1,120	3,360	4,480	4,479	4,479	4,479	4,479	87,679	105,595
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B6-13	Colombia	CP	9.25%	349	1,048	1,397	17,617	-	-	-	-	17,617
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B6-14	Colombia	CP	8.44%	692	2,076	2,768	2,768	38,017	-	-	-	40,785
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B3-16	Colombia	CP	8.51%	1,486	4,457	5,943	79,700	-	-	-	-	79,700
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B7-16	Colombia	CP	9.67%	2,122	6,366	8,488	8,488	8,488	8,488	8,488	98,643	132,595
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds E7-16	Colombia	CP	7.38%	1,855	5,565	7,420	7,420	7,420	7,420	106,101	-	128,361
94.271.000-3	Enel Américas S.A.	Chile	97.004.000-5	Bonds UF 269	Chile	U.F.	5.75%	662	8,235	8,897	8,724	8,541	8,347	4,097	-	29,709
94.271.000-3	Enel Américas S.A.	Chile	97.036.000-K	Yankee Bonds unique series U.S. $ 600 millions	United States	US$	4.00%	6,250	18,750	25,000	25,000	25,000	25,000	25,000	720,833	820,833
94.271.000-3	Enel Américas S.A.	Chile	97.036.000-K	Yankee bonds 2026	United States	US$	6.60%	15	44	59	59	59	59	59	1,153	1,389
Total								64,838	370,806	435,644	518,155	518,263	558,555	492,666	1,754,600	3,842,239

Taxpayer ID No. (RUT)	Company	Country	Taxpayer ID No. (RUT)	Financial Institution	Country	Currency		January 1, 2016
								Current			Non-Current
							Nominal Interest Rate	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
								ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 1ª Serie 16	Brazil	Real	14.84%	520	15,493	16,013	-	-	-	-	-	-
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 1ª Serie 17	Brazil	Real	14.57%	895	14,587	15,482	13,692	-	-	-	-	13,692
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 1ª Serie 18	Brazil	Real	15.04%	1,424	4,272	5,696	17,702	15,804	13,905	-	-	47,411
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 2ª Serie 26	Brazil	Real	11.69%	2,299	26,431	28,730	25,665	22,599	-	-	-	48,264
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 2ª Serie 27	Brazil	Real	10.00%	3,855	11,565	15,420	45,744	40,604	35,464	-	-	121,812
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 2ª Serie 28	Brazil	Real	15.04%	1,424	4,272	5,696	17,702	15,804	13,905	-	-	47,411
Foreign	Codensa	Colombia	Foreign	B102	Colombia	CP	11.10%	3,218	9,655	12,873	127,455	-	-	-	-	127,455
Foreign	Codensa	Colombia	Foreign	B103	Colombia	CP	11.35%	669	2,007	2,676	2,676	28,063	-	-	-	30,739
Foreign	Codensa	Colombia	Foreign	B604	Colombia	CP	10.17%	46,693	-	46,693	-	-	-	-	-	-
Foreign	Codensa	Colombia	Foreign	Bonds B12-13	Colombia	CP	10.62%	1,493	4,480	5,973	5,974	5,974	5,974	5,974	90,725	114,621
Foreign	Codensa	Colombia	Foreign	Bonds B5-13	Colombia	CP	9.75%	1,279	3,836	5,115	5,114	62,335	-	-	-	67,449
Foreign	Codensa	Colombia	Foreign	Bonds B7-14	Colombia	CP	9.36%	1,241	3,724	4,965	4,965	4,965	4,965	4,965	62,431	82,291
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Itaú 1	Brazil	Real	14.74%	458	14,379	14,837	-	-	-	-	-	-
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Itaú 2	Brazil	Real	14.68%	4,311	45,638	49,949	44,201	38,461	-	-	-	82,662
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Continental	Perú	Soles	6.31%	116	347	463	462	462	462	462	8,014	9,862
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Continental	Perú	Soles	6.28%	116	348	464	464	464	7,591	-	-	8,519
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Continental	Perú	US$	6.34%	149	446	595	594	594	594	594	14,203	16,579
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Continental	Perú	US$	7.78%	149	446	595	595	595	8,211	-	-	9,401
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Scotiabank	Perú	US$	6.63%	155	10,201	10,356	-	-	-	-	-	-
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Scotiabank	Perú	US$	6.00%	140	10,275	10,415	-	-	-	-	-	-
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Scotiabank	Perú	US$	5.78%	135	406	541	541	541	541	10,400	-	12,023
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Scotiabank	Perú	US$	6.47%	151	454	605	606	10,045	-	-	-	10,651
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	AFP Horizonte	Perú	Soles	7.09%	80	4,525	4,605	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	AFP Integra	Perú	Soles	8.00%	5,306	-	5,306	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	AFP Integra	Perú	Soles	7.85%	8,071	-	8,071	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	AFP Prima	Perú	Soles	7.00%	131	7,452	7,583	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	AFP Prima	Perú	Soles	7.30%	164	491	655	654	654	654	9,221	-	11,183
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	FCR - Macrofondo	Perú	Soles	5.49%	205	614	819	818	818	818	818	16,005	19,277
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	FCR - Macrofondo	Perú	Soles	6.91%	103	310	413	413	413	5,891	-	-	6,717
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Interseguro Cia de Seguros	Perú	Soles	6.19%	185	554	739	739	739	739	739	12,698	15,654
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	5.97%	223	668	891	891	891	891	891	24,817	28,381
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	6.40%	189	566	755	754	754	754	754	23,753	26,769
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	6.94%	147	441	588	589	589	589	589	14,607	16,963
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	4.94%	155	466	621	8,992	-	-	-	-	8,992
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	5.06%	95	286	381	6,207	-	-	-	-	6,207
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	6.64%	247	742	989	989	989	989	15,301	-	18,268
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	7.15%	189	568	757	757	757	757	757	20,118	23,146
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	6.40%	238	714	952	952	952	952	15,514	-	18,370
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	7.24%	324	972	1,296	1,296	1,296	1,296	1,296	34,638	39,822
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	6.67%	497	1,490	1,987	1,986	1,986	1,986	1,986	29,945	37,889
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	6.25%	279	836	1,115	1,115	1,115	1,115	1,115	20,358	24,818
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	5.76%	428	1,284	1,712	1,712	1,712	30,139	-	-	33,563
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	6.25%	372	1,115	1,487	1,487	1,487	1,487	1,487	29,001	34,949
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	4.76%	173	518	691	14,867	-	-	-	-	14,867
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	6.03%	316	948	1,264	1,265	1,265	21,236	-	-	23,766
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B09-09	Colombia	CP	11.69%	1,856	5,569	7,425	7,426	73,574	-	-	-	81,000
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B10	Colombia	CP	11.57%	1,361	4,083	5,444	5,444	5,444	51,700	-	-	62,588
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B-103	Colombia	CP	10.86%	1,572	4,715	6,287	54,994	-	-	-	-	54,994
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B12	Colombia	CP	11.88%	776	2,328	3,104	3,104	3,104	3,104	3,104	30,237	42,653
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B15	Colombia	CP	11.88%	485	1,456	1,941	1,941	1,941	1,941	1,941	23,758	31,522
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B6-13	Colombia	CP	10.07%	364	1,091	1,455	1,454	1,454	16,780	-	-	19,688
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B6-14	Colombia	CP	9.26%	731	2,192	2,923	2,922	2,922	2,922	36,124	-	44,890
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Foreign bonds	Colombia	CP	10.17%	726	2,179	2,905	2,906	2,906	2,906	2,906	28,802	40,426
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	bonds quimbo	Colombia	CP	10.17%	5,220	15,661	20,881	20,882	20,882	20,882	20,882	206,979	290,507
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	bonds Quimbo B10	Colombia	CP	9.35%	2,032	6,096	8,128	8,128	8,128	8,128	8,128	111,456	143,968
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	bonds Quimbo B10-14	Colombia	CP	9.66%	1,298	3,894	5,192	5,192	5,192	5,192	5,192	76,900	97,668
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	bonds Quimbo B12-13	Colombia	CP	10.81%	2,881	8,644	11,525	11,526	11,526	11,526	11,526	169,948	216,052
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	bonds Quimbo B15	Colombia	CP	9.47%	1,373	4,120	5,493	5,494	5,494	5,494	5,494	101,922	123,898
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	bonds Quimbo B16-14	Colombia	CP	9.98%	1,172	3,516	4,688	4,688	4,688	4,688	4,688	95,711	114,463
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	bonds Quimbo B6-13	Colombia	CP	10.07%	1,122	3,365	4,487	4,487	4,487	51,768	-	-	60,742
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	bonds Quimbo B6-14	Colombia	CP	9.26%	871	2,612	3,483	3,482	3,482	3,482	43,044	-	53,490
94.271.000-3	Enel Américas S.A.	Chile	97.004.000-5	bonds UF 269	Chile	U.F.	5.75%	921	7,365	8,286	8,067	7,835	7,590	7,331	10,478	41,301
94.271.000-3	Enel Américas S.A.	Chile	97.036.000-K	Yankee bonds unique serie	United States	US$	4.00%	4,233	262,291	266,524	-	-	-	-	-	-
94.271.000-3	Enel Américas S.A.	Chile	97.036.000-K	Yankee bonds 2026	United States	US$	6.60%	15	41	56	56	54	55	55	1,188	1,408
		Total						118,016	550,040	668,056	512,828	426,840	360,063	223,278	1,258,692	2,781,701

								December 31, 2016
								Current			Non-Current
Taxpayer ID No. (RUT)	Company	Country	Taxpayer ID No. (RUT)	Financial Institution	Country	Currency	Nominal Interest Rate	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
								ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 1ª Serie 17	Brazil	Real	14.57%	558	15,884	16,442	-	-	-	-	-	-
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 1ª Serie 18	Brazil	Real	15.04%	1,729	19,551	21,280	18,975	16,670	-	-	-	35,645
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 2ª Serie 26	Brazil	Real	11.69%	1,573	30,068	31,641	28,494	-	-	-	-	28,494
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 2ª Serie 27	Brazil	Real	10.00%	3,151	49,389	52,540	48,339	44,137	-	-	-	92,476
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	Bonds 2ª Serie 28	Brazil	Real	15.04%	1,729	19,551	21,280	18,975	16,670	-	-	-	35,645
Foreign	Codensa	Colombia	Foreign	B102	Colombia	CP	11.10%	134,434	-	134,434	-	-	-	-	-	-
Foreign	Codensa	Colombia	Foreign	B103	Colombia	CP	11.35%	848	2,545	3,393	30,026	-	-	-	-	30,026
Foreign	Codensa	Colombia	Foreign	Bonds B12-13	Colombia	CP	10.62%	1,964	5,893	7,857	7,857	7,857	7,857	7,857	95,136	126,564
Foreign	Codensa	Colombia	Foreign	Bonds B5-13	Colombia	CP	9.75%	1,715	5,144	6,859	66,762	-	-	-	-	66,762
Foreign	Codensa	Colombia	Foreign	Bonds B7-14	Colombia	CP	9.36%	1,659	4,976	6,635	6,635	6,635	6,635	66,563	-	86,468
Foreign	Codensa	Colombia	Foreign	Bonds E4-16	Colombia	CP	7.49%	561	1,683	2,244	2,245	2,245	31,645	-	-	36,135
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Itaú 2	Brazil	Real	14.68%	2,728	50,292	53,020	47,574	-	-	-	-	47,574
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Continental	Perú	Soles	6.31%	117	351	468	468	468	468	468	7,667	9,539
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Continental	Perú	Soles	6.28%	115	346	461	462	7,702	-	-	-	8,164
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Continental	Perú	US$	6.34%	159	478	637	637	637	637	637	13,865	16,413
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Continental	Perú	US$	7.78%	160	479	639	638	8,211	-	-	-	8,849
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Scotiabank	Perú	US$	5.78%	145	435	580	581	581	10,425	-	-	11,587
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Scotiabank	Perú	US$	6.47%	162	487	649	10,044	-	-	-	-	10,044
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	AFP Prima	Perú	Soles	7.30%	166	497	663	663	663	9,361	-	-	10,687
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	FCR - Macrofondo	Perú	Soles	5.49%	207	621	828	828	828	828	828	15,418	18,730
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	FCR - Macrofondo	Perú	Soles	6.91%	105	314	419	418	5,981	-	-	-	6,399
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Interseguro Cia de Seguros	Perú	Soles	6.19%	187	561	748	748	748	748	748	12,142	15,134
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	5.97%	226	677	903	902	902	902	902	24,266	27,874
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	6.40%	191	573	764	763	763	763	763	23,327	26,379
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	6.94%	149	447	596	596	596	596	596	14,226	16,610
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	4.94%	157	8,972	9,129	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	5.06%	97	6,172	6,269	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	6.64%	250	751	1,001	1,001	1,001	15,533	-	-	17,535
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	7.15%	192	575	767	767	767	767	767	20,714	23,782
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	6.40%	241	723	964	964	964	15,749	-	-	17,677
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	7.24%	328	984	1,312	1,312	1,312	1,312	1,312	35,227	40,475
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	6.67%	503	1,508	2,011	2,011	2,011	2,011	30,401	-	36,434
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	6.25%	282	847	1,129	1,129	1,129	1,129	1,129	19,532	24,048
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	5.76%	433	1,300	1,733	1,733	30,597	-	-	-	32,330
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	6.25%	376	1,129	1,505	1,505	1,505	1,505	1,505	27,923	33,943
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	4.76%	175	14,918	15,093	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	6.03%	318	954	1,272	1,272	21,553	-	-	-	22,825
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	5.87%	11,244	-	11,244	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	7.97%	422	1,266	1,688	1,688	1,688	1,688	1,688	33,047	39,799
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	6.00%	454	1,362	1,816	1,816	1,816	1,816	1,816	32,605	39,869
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Rimac Internacional	Perú	Soles	5.91%	331	993	1,324	1,323	1,323	1,323	1,323	25,276	30,568
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B09-09	Colombia	CP	11.69%	2,379	7,137	9,516	78,191	-	-	-	-	78,191
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B10	Colombia	CP	11.57%	1,753	5,259	7,012	7,012	54,453	-	-	-	61,465
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B-103	Colombia	CP	10.86%	57,781	-	57,781	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B12	Colombia	CP	11.88%	991	2,974	3,965	3,965	3,965	3,965	32,134	-	44,029
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B15	Colombia	CP	11.88%	622	1,865	2,487	2,487	2,487	2,487	2,487	23,865	33,813
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B6-13	Colombia	CP	10.07%	1,456	4,367	5,823	5,823	55,145	-	-	-	60,968
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B6-14	Colombia	CP	9.26%	1,183	3,550	4,733	4,733	4,733	45,606	-	-	55,072
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Foreign bonds	Colombia	CP	10.17%	760	2,280	3,040	3,040	3,040	3,040	30,215	-	39,335
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo	Colombia	CP	10.17%	5,462	16,385	21,847	21,847	21,847	21,847	217,129	-	282,670
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B10	Colombia	CP	9.35%	2,684	8,052	10,736	10,736	10,736	10,736	10,736	110,607	153,551
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B10-14	Colombia	CP	9.66%	1,746	5,238	6,984	6,984	6,984	6,984	6,984	78,942	106,878
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B12-13	Colombia	CP	10.81%	3,687	11,061	14,748	14,748	14,748	14,748	14,748	176,161	235,153
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B15	Colombia	CP	9.47%	1,809	5,427	7,236	7,236	7,236	7,236	7,236	109,997	138,941
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B16-14	Colombia	CP	9.98%	1,565	4,694	6,259	6,259	6,259	6,259	6,259	106,774	131,810
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B6-13	Colombia	CP	10.07%	472	1,416	1,888	1,887	17,874	-	-	-	19,761
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B6-14	Colombia	CP	9.26%	993	2,979	3,972	3,973	3,973	38,275	-	-	46,221
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B3-16	Colombia	CP	9.33%	2,106	6,317	8,423	8,422	79,593	-	-	-	88,015
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B7-16	Colombia	CP	10.51%	2,886	8,659	11,545	11,545	11,545	11,545	11,545	110,054	156,234
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds E7-16	Colombia	CP	7.38%	1,843	5,528	7,371	7,371	7,371	7,371	7,371	105,399	134,883
94.271.000-3	Enel Américas S.A.	Chile	97.004.000-5	Bonds UF 269	Chile	U.F.	5.75%	769	7,628	8,397	8,211	8,015	7,807	7,588	3,707	35,328
94.271.000-3	Enel Américas S.A.	Chile	97.036.000-K	Yankee bonds unique serie	Unitated States	US$	4.00%	6,330	18,990	25,320	25,321	25,321	25,321	25,321	721,751	823,035
94.271.000-3	Enel Américas S.A.	Chile	97.036.000-K	Yankee bonds 2026	Unitated States	US$	6.60%	14	43	57	58	59	59	62	1,156	1,394
								269,832	383,545	653,377	550,000	533,344	326,984	499,118	1,948,784	3,858,230

Summary of Detail of Finance Lease Obligations

Financial lease obligations by company

Taxpayer ID No.	Company	Country	Taxpayer ID No.	Financial Institution	Country	Currency	Nominal Interest Rate	December 31, 2017
								Current			Non-Current
								Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
								ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Codensa	Colombia	Foreign	Union Temporal Rentacol	Colombia	CP	10.80%	51	-	51	-	-	-	-	-	-
Foreign	Codensa	Colombia	Foreign	Mareauto Colombia SAS	Colombia	CP	11.78%	39	111	150	158	95	-	-	-	253
Foreign	Codensa	Colombia	Foreign	Banco Corpbanca	Colombia	CP	7.36%	10	12	22	-	-	-	-	-	-
Foreign	Codensa	Colombia	Foreign	Transportes Especializados JR	Colombia	CP	9.48%	3	8	11	7	-	-	-	-	7
Foreign	Codensa	Colombia	Foreign	Consorcio Empresarial	Colombia	CP	7.08%	108	205	313	-	-	-	-	-	-
Foreign	Codensa	Colombia	Foreign	Equirent S.A.	Colombia	CP	9.54%	14	40	54	54	33	-	-	-	87
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Continental	Perú	Soles	5.60%	439	439	878	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Santander Perú	Perú	Soles	5.13%	252	-	252	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Internacional	Perú	Soles	5.94%	58	536	594	1,010	1,004	998	532	-	3,544
Foreign	Enel Generación Piura S.A. (ex EE Piura)	Perú	Foreign	Banco de Crédito	Perú	US$	5.76%	2,501	7,332	9,833	9,377	20,849	-	-	-	30,226
Foreign	Enel Generación Piura S.A. (ex EE Piura)	Perú	Foreign	Banco Scotiabank	Perú	US$	3.70%	2,837	8,353	11,190	10,773	10,355	9,938	2,419	-	33,485
Foreign	Enel Generación Piura S.A. (ex EE Piura)	Perú	Foreign	Banco de Crédito	Perú	Soles	5.58%	883	2,590	3,473	3,315	7,389	-	-	-	10,704
Foreign	Enel Generación Piura S.A. (ex EE Piura)	Perú	Foreign	Banco de Crédito	Perú	US$	3.63%	1,413	2,231	3,644	2,947	1,461	-	-	-	4,408
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Transportes Especializados JR	Colombia	CP	11.69%	153	421	574	391	-	-	-	-	391
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Consorcio Empresarial	Colombia	CP	7.08%	4	7	11	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Mareauto Colombia SAS	Colombia	CP	11.78%	18	50	68	58	31	-	-	-	89
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco Corpbanca	Colombia	CP	8.40%	2	5	7	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Equirent S.A.	Colombia	CP	7.70%	82	228	310	252	15	-	-	-	267

			Total					8,867	22,568	31,435	28,342	41,232	10,936	2,951	-	83,461

Taxpayer ID No.	Company	Country	Taxpayer ID No.	Financial Institution	Country	Currency	Nominal Interest Rate	December 31, 2016
								Current			Non-Current
								Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
								ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Codensa	Colombia	Foreign	Union Temporal Rentacol	Colombia	CP	10.80%	181	439	620	-	-	-	-	-	-
Foreign	Codensa	Colombia	Foreign	Mareauto Colombia SAS	Colombia	CP	11.78%	26	73	99	96	79	42	-	-	217
Foreign	Codensa	Colombia	Foreign	Banco Corpbanca	Colombia	CP	7.36%	19	37	56	21	-	-	-	-	21
Foreign	Codensa	Colombia	Foreign	Transportes Especializados JR	Colombia	CP	9.48%	5	14	19	21	15	-	-	-	36
Foreign	Codensa	Colombia	Foreign	Consorcio Empresarial	Colombia	CP	7.08%	109	314	423	310	-	-	-	-	310
Foreign	Codensa	Colombia	Foreign	Equirent S.A.	Colombia	CP	9.54%	12	36	48	53	49	31	-	-	133
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Continental	Perú	Soles	5.60%	427	1,276	1,703	848	-	-	-	-	848
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Santander Perú	Perú	Soles	5.13%	244	730	974	243	-	-	-	-	243
Foreign	Enel Generación Piura S.A. (ex EE Piura)	Perú	Foreign	Banco de Crédito	Perú	US$	5.76%	2,594	7,616	10,210	9,767	9,324	20,811	-	-	39,902
Foreign	Enel Generación Piura S.A. (ex EE Piura)	Perú	Foreign	Banco Scotiabank	Perú	US$	3.70%	391	6,318	6,709	8,151	7,838	7,525	7,212	1,754	32,480
Foreign	Enel Generación Piura S.A. (ex EE Piura)	Perú	Foreign	Banco de Crédito	Perú	Soles	5.58%	889	2,610	3,499	3,347	3,195	7,128	-	-	13,670
Foreign	Enel Generación Piura S.A. (ex EE Piura)	Perú	Foreign	Banco de Crédito	Perú	US$	3.63%	23	203	226	761	614	302	-	-	1,677
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Scotiabank	Peru	US$	2.75%	22,048	-	22,048	-	-	-	-	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Transportes Especializados JR	Colombia	CP	11.69%	149	420	569	563	363	-	-	-	926
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Consorcio Empresarial	Colombia	CP	7.08%	4	12	16	11	-	-	-	-	11
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Mareauto Colombia SAS	Colombia	CP	11.78%	12	33	45	45	40	20	-	-	105
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco Corpbanca	Colombia	CP	8.40%	10	27	37	29	-	-	-	-	29
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Equirent S.A.	Colombia	CP	7.70%	88	251	339	311	249	14	-	-	574

			Total					27,231	20,409	47,640	24,577	21,766	35,873	7,212	1,754	91,182

Taxpayer ID No.	Company	Country	Taxpayer ID No.	Financial Institution	Country	Currency	Nominal Interest Rate	January 1, 2016
								Current			Non-Current
								Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
								ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Codensa	Colombia	Foreign	Union Temporal Rentacol	Colombia	CP	10.80%	148	401	549	436	-	-	-	-	436
Foreign	Codensa	Colombia	Foreign	Mareauto Colombia SAS	Colombia	CP	10.08%	5	16	21	20	9	-	-	-	29
Foreign	Codensa	Colombia	Foreign	Banco Corpbanca	Colombia	CP	7.27%	34	50	84	37	19	-	-	-	56
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco de Interbank	Perú	Soles	5.29%	157	-	157	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	Soles	5.95%	124	256	380	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	Soles	6.00%	115	345	460	-	-	-	-	-	-
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	Soles	5.99%	109	327	436	17	-	-	-	-	17
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	Soles	5.98%	97	290	387	32	-	-	-	-	32
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	Soles	5.67%	1	4	5	100	-	-	-	-	100
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Santander Perú	Perú	Soles	5.13%	246	731	977	961	-	-	-	-	961
Foreign	Enel Generación Piura S.A.	Perú	Foreign	Banco de Crédito	Perú	US$	5.80%	2,683	7,887	10,570	10,141	9,712	9,283	20,804	-	49,940
Foreign	Enel Generación Piura S.A.	Perú	Foreign	Banco de Crédito	Perú	Soles	5.70%	915	2,688	3,603	3,452	3,301	3,151	7,022	-	16,926
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Scotiabank	Peru	US$	2.10%	3,640	10,818	14,458	22,029	-	-	-	-	22,029
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco Corpbanca	Colombia	CP	10.80%	10	30	40	39	33	-	-	-	72
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Equirent S.A.	Colombia	CP	6.55%	10	28	38	39	28	-	-	-	67

			Total					8,294	23,871	32,165	37,303	13,102	12,434	27,826	-	90,665

Summary of Other Liabilities by Company

Other liabilities by company

Taxpayer ID No.	Company	Country	Taxpayer ID No.	Financial Institution	Country	Currency	Nominal Interest Rate	December 31, 2017
								Current			Non-Current
								Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
								ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Eletrobras	Brazil	Real	6.13%	758	2,040	2,798	2,478	2,041	1,449	784	416	7,168
Foreign	CELG Distribuição S.A.	Brazil	Foreign	Centrais Eletricas Brasileiras	Brazil	Real	7.00%	721	1,975	2,696	1,070	1,026	983	939	1,396	5,414
Foreign	CELG Distribuição S.A.	Brazil	Foreign	Mútuo CELGPar 41211376/2014	Brazil	Real	6.80%	2,013	5,883	7,896	4,859	4,638	4,651	4,179	17,076	35,403
Foreign	CELG Distribuição S.A.	Brazil	Foreign	FIDC Séries A y B	Brazil	Real	11.49%	10,786	31,166	41,952	38,772	35,591	32,411	29,231	17,720	153,725
Foreign	Enel Generación Costanera S.A. (ex Endesa Costanera S.A.)	Argentina	Foreign	Mitsubishi (deuda garantizada)	Argentina	US$	0.25%	663	3,208	3,871	5,080	2,759	15,553	4,095	24,563	52,050

Total								14,941	44,272	59,213	52,259	46,055	55,047	39,228	61,171	253,760

Taxpayer ID No.	Company	Country	Taxpayer ID No.	Financial Institution	Country	Currency	Nominal Interest Rate	December 31, 2016
								Current			Non-Current
								Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
								ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Eletrobras	Brazil	Real	6.13%	807	2,361	3,168	2,839	2,509	2,067	1,467	1,215	10,097
Foreign	Enel Generación Costanera S.A. (ex Endesa Costanera S.A.)	Argentina	Foreign	Mitsubishi (deuda garantizada)	Argentina	US$	0.25%	-	3,180	3,180	3,167	3,167	3,167	3,167	37,992	50,660
Foreign	Hidroinvest S.A.	Argentina	Foreign	Other	Argentina	US$	2.53%	276	-	276	-	-	-	-	-	-

Total								1,083	5,541	6,624	6,006	5,676	5,234	4,634	39,207	60,757

Taxpayer ID No.	Company	Country	Taxpayer ID No.	Financial Institution	Country	Currency	Nominal Interest Rate	January 1, 2016
								Current			Non-Current
								Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
								ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Brazil	Foreign	BNDES	Brazil	Real	9.08%	10,097	31,968	42,066	41,619	33,537	26,154	17,961	12,392	131,662
Foreign	Enel Cien S.A.	Brazil	Foreign	Bndes	Brazil	Real	8.33%	420	1,223	1,643	1,541	1,439	1,336	630	-	4,945
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Banco do Nordeste	Brazil	Real	7.85%	1,690	4,913	6,603	6,185	5,767	1,376	-	-	13,328
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Eletrobras	Brazil	Real	6.10%	977	2,210	3,186	2,645	2,368	2,092	1,723	2,266	11,095
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	BNDES	Brazil	Real	10.43%	3,259	10,768	14,026	14,291	13,213	12,134	7,792	5,532	52,961
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Banco do Brasil	Brazil	US$	52.56%	29	88	117	117	117	117	117	3,165	3,633
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Mitsubishi (Secured debt)	Argentina	US$	0.25%	831	2,490	3,321	8,182	2,524	2,652	2,728	32,772	48,858
Foreign	Enel Generación El Chocón S.A.	Argentina	Foreign	Other	Argentina	$ Arg	23.59%	3,306	19,736	23,042	6,137	959	-	-	-	7,096
Foreign	Hidroinvest S.A.	Argentina	Foreign	Other	Argentina	US$	2.53%	1	276	277	-	-	-	-	-	-
Total								20,610	73,672	94,282	80,717	59,924	45,861	30,951	56,127	273,578